UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:
Caroline Kraus	Geoffrey R.T. Kenyon, Esq.
Goldman, Sachs & Co.	Dechert LLP
200 West Street	100 Oliver Street
New York, New York 10282	40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	June 30, 2014

Multi-Manager Alternatives Fund

Goldman Sachs Multi-Manager Alternatives Fund

TABLE OF CONTENTS

Principal Investment Strategies and Risks	1

Portfolio Management Discussion and Performance Summaries	4

Index Definitions	7

Schedules of Investments	11

Financial Statements	45

Financial Highlights	48

Notes to Financial Statements	50

Other Information	63

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Principal Investment Strategies and Risks

This is not a complete list of risks that may affect the Fund. For additional information concerning the risks applicable to the Fund, please see the Fund’s Prospectus.

The Goldman Sachs Multi-Manager Alternatives Fund allocates its assets among multiple investment managers (“Underlying Managers”) who are unaffiliated with the Investment Adviser and who employ one or more non-traditional and alternative investment strategies. A strategy implemented by an Underlying Manager and/ or the use of quantitative models to implement that strategy may fail to produce the intended results. Different investment styles (e.g., “alternative”) tend to shift in and out of favor, and at times the Fund may underperform other funds that invest in similar asset classes. The Fund’s equity investments are subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular sectors and/or general economic conditions. The securities of mid- and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. The Fund’s investments in fixed income securities and loans are subject to the risks associated with debt securities generally, including credit, interest rate, liquidity, call and extension risk. Foreign and emerging market investments may be more volatile and less liquid than investments in U.S. securities and will be subject to the risks of currency fluctuations and adverse economic or political developments.

The Fund is subject to the risks associated with short selling of securities, which involves leverage of the Fund’s assets and presents various other risks. Derivative instruments may involve a high degree of financial risk. These risks include the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; risks of default by a counterparty; and liquidity risk. Over-the-counter transactions are subject to less government regulation and supervision. At times, a fund may be unable to sell certain of its illiquid investments without a substantial drop in price, if at all.

The Fund may have a high rate of portfolio turnover, which involves correspondingly greater expenses which must be borne by the Fund, and is also likely to result in short-term capital gains taxable to shareholders. The Fund’s investments in other pooled investment vehicles subject it to additional expenses. The Fund is “non-diversified” and may invest more of its assets in fewer issuers than “diversified” funds. Accordingly, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and to greater losses resulting from these developments. The Fund is not appropriate for all investors. The investment program of the Fund is speculative, entails substantial risks and includes alternative investment techniques not employed by traditional mutual funds. The Fund should not be relied upon as a complete investment program. The Fund’s investment techniques (if they do not perform as designed) may increase the volatility of performance and the risk of investment loss, including the loss of the entire amount that is invested, and there can be no assurance that the investment objective of the Fund will be achieved.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

The Investment Adviser’s Alternative Investments & Manager Selection (“AIMS”) Group is responsible for making recommendations with respect to hiring, terminating, or replacing the Fund’s Underlying Managers, as well as the Fund’s asset allocations. With respect to the Fund, the AIMS Group applies a multifaceted process with respect to manager due diligence, portfolio construction, and risk management. The AIMS Group also manages additional pooled vehicles which have similar investment strategies to those of the Fund that are not offered to retail investors and are not registered under the Investment Company Act of 1940, as amended (the “Act”). Because these vehicles are not registered under the Act, they are subject to fewer regulatory restraints than the Fund (e.g., fewer trading constraints) and (i) may invest with managers other than the Fund’s Underlying Managers, (ii) may employ strategies that are not subject to the same constraints as the Fund, and (iii) may perform differently than the Fund despite their similar strategies.

There may be additional risks that the funds do not currently foresee or consider material.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

What Differentiates Goldman Sachs’ Multi-Manager Alternatives Fund Investment Process?

The Goldman Sachs Multi-Manager Alternatives Fund seeks long-term growth of capital by allocating its assets to underlying managers who employ a range of alternative and non-traditional investment strategies. The Fund benefits from the dedicated expertise of GSAM’s alternative investment team that has a legacy dating back to 19691 and a team of over 300 people located in 8 offices globally.2

■	We have over 120 alternative investment professionals[2] dedicated to manager selection

■	We employ a rigorous due diligence process to evaluate manager’s skill, strategy, and team and continually monitor managers after an investment is made

■	Our Investment Committee process includes an independent “Devil’s advocate” to promote fluid debate and intense examination of each manager

■	We combine “top down” market and economic environment considerations with “bottom up” manager-specific factors

■	We incorporate judgment and quantitative tools to determine the appropriate investment size in each manager

■	The process is continual with ongoing re-balancing and active management to optimize diversification

■	We have over 50 professionals[2] focused on alternative investment risk management and operational diligence

■	We consider risk management an all-encompassing and real time discipline

■	Our dedicated strategists leverage our proprietary risk management systems to continually monitor risk

[1]	In June 1997, The Goldman Sachs Group, Inc. (GSG, Inc.) acquired the assets and business of Commodities Corporation, which GSG, Inc. subsequently renamed Goldman Sachs Hedge Fund Strategies LLC in December 2004.

[2]	As of July 2014.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk. Diversification does not protect an investor from market risk and does not ensure a profit.

PORTFOLIO RESULTS

Goldman Sachs Multi-Manager Alternatives Fund

Investment Objective

The Fund seeks long-term growth of capital.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Alternative Investments & Manager Selection (“AIMS”) Group discusses the Goldman Sachs Multi-Manager Alternatives Fund’s (the “Fund”) performance and positioning for the six-month period ended June 30, 2014 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, Class C, Institutional, Class IR and Class R Shares generated cumulative total returns of 3.15%, 2.79%, 3.34%, 3.24% and 2.97%, respectively. These returns compare to the 0.02% cumulative total return of the Fund’s primary benchmark, the Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index (the “Index”) during the same time period. The HFRX Global Hedge Fund Index, a broad proxy for hedge fund performance and the Fund’s secondary benchmark, returned 1.77% during the Reporting Period.

To compare, the MSCI World Index (net), not the Fund’s benchmark but designed to measure the equity market performance of developed markets, had a cumulative total return of 6.18% during the Reporting Period. Similarly not benchmarks of the Fund, the Barclays Global Aggregate Bond Index, designed to measure the broad global investment grade fixed income market, and the Barclays U.S. Corporate High Yield Bond Index, designed to measure the U.S. non-investment grade fixed-rate debt market, had cumulative total returns of 4.08% and 5.46%, respectively, during the Reporting Period.

References to the Fund’s benchmarks and to other indices mentioned herein are for informational purposes only, and unless otherwise noted, are not an indication of how the Fund is managed. The use of the Index as the Fund’s benchmark does not imply the Fund is being managed like cash and does not imply low risk or low volatility.

Notably, during the Reporting Period, the Fund had a realized beta to the MSCI World Index of 0.45. (Beta is a measure of the sensitivity of an asset’s returns to broad market returns.) The Fund’s overall annualized volatility was 4.8% during the Reporting Period, while the overall annualized volatility of the global equity markets, as measured by the MSCI World Index, during the same time period was 9.4%.

Q	What economic and market factors most influenced the financial markets as a whole during the Reporting Period?

A	Global developed equity markets recovered from a weak January 2014 to push higher through the remainder of the Reporting Period. Following a strong 2013, U.S. equity markets, as represented by the S&P 500 Index, rose to record levels during the Reporting Period despite concerns throughout the first calendar quarter that the economy was weakening, with data exacerbated by unusually disruptive winter weather across much of the country. Nevertheless, while many economists expected the U.S. economy to have expanded during the Reporting Period overall, it was not yet clear at the end of the Reporting Period how strong the rebound was. Elsewhere, concerns regarding the strength of local economies and geopolitical issues dragged down equity markets in some emerging market nations, particularly in Russia and in China. In contrast, India’s equity market rallied in anticipation of its April and May 2014 elections. From a sector perspective, a number of market reversals occurred, with solid performance seen from growth-oriented companies in January and February 2014, especially in the health care and information technology sectors, fading in late March and April 2014 before reversing yet again in May and June 2014.

The U.S. fixed income market also demonstrated what we considered to be unusual resilience as prices rose, and yields fell, as the Federal Reserve (the “Fed”) consistently tapered its quantitative easing program. The yield on the frequently-referenced 10-year U.S. Treasury note stood at 2.53% at the end of the Reporting Period, a significant decline from 3.03% at the start of 2014. The rising prices of bonds — and therefore decreasing yields — pushed investors looking for investment income into higher-yielding, although historically riskier, investments, such as real estate investment trusts, high yield corporate bonds and leveraged loans, which, as broad sectors, posted gains during the Reporting Period.

PORTFOLIO RESULTS

The U.S. Dollar Index declined modestly during the Reporting Period, but idiosyncratic country-specific developments led to varied performance amongst world currencies versus the U.S. dollar. For example, the Australian and New Zealand dollars benefited from stronger than expected domestic data, rallying against the U.S. dollar as their respective central banks shifted to a more hawkish stance. The Japanese yen appreciated as did the Indian rupee in advance of elections there, but the euro depreciated.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund generated positive returns, as measured by asset class, strategy and geography overall, during the Reporting Period as a whole. The Fund’s performance can be attributed both to its equity-oriented strategies’ participation in the stock market gains and to its tactical trading model-based investment strategy taking advantage of medium-term market trends. Additionally, the Fund maintained its exposure to fixed income and credit-oriented strategies, which were accretive to positive performance, albeit more modestly so and thus served to dampen absolute results.

More specifically, the Fund’s performance during the Reporting Period can be attributed to the performance of the Fund’s Underlying Managers, who are unaffiliated investment managers that employ one or more non-traditional and alternative investment strategies. During the Reporting Period, the Fund allocated capital to seven Underlying Managers — Ares Management LLC (“Ares”); Brigade Capital Management, LLC[1] (“Brigade”); First Pacific Advisors, LLC (“FPA”); GAM International Management Limited (“GAM”); Graham Capital Management, L.P. (“Graham”); Halcyon Liquid Strategies IC Management LP (“Halcyon”); and Lateef Investment Management, L.P. (“Lateef”). These seven Underlying Managers represented five strategies — dynamic equity (Lateef); equity long/short (FPA); event driven and credit (Ares, Brigade and Halcyon); tactical trading (Graham); and opportunistic fixed income (GAM).

One Underlying Manager was added during the Reporting Period — Sirios Capital Management, L.P. (“Sirios”), which will employ equity long/short strategy investing in a concentrated long portfolio with select alpha shorts composed of highly liquid, large cap companies and some exchange traded fund shorts as appropriate. The Fund’s Board approved Sirios in April 2014, and we expect to allocate capital to the eighth Underlying Manager during the third quarter of 2014.

Of the seven Underlying Managers with allocated capital during the Reporting Period, all seven generated positive returns.

Q	Which strategies most significantly affected Fund performance?

A	Of the five strategies employed across the Underlying Managers during the Reporting Period, all five generated positive returns.

The Fund’s equity long/short strategy generated the strongest positive performance during the Reporting Period, attributable primarily to long positions in the consumer staples and information technology sectors. Equity long/short strategies generally involve long and short investing, based on fundamental evaluations, research and various analytical measurements, in equity and equity-related investments. Equity long/short managers may, for example, buy stocks they expect to outperform or they believe are undervalued, and may also sell short stocks they believe will underperform or they believe are overvalued. Long positions benefit from an increase in the price of the underlying instrument or asset class, while short positions benefit from a decrease in that price.

The dynamic equity strategy used in the Fund posted positive performance during the Reporting Period, driven primarily by equity market exposure and stock selection, with positions in the consumer discretionary and health care sectors particularly strong contributors. Dynamic equity strategies generally involve investing in equity instruments, often with a long-term view. Dynamic equity strategies are less likely to track a benchmark than traditional long-only strategies, and dynamic equity managers are less constrained than traditional long-only managers with respect to factors such as position concentration, sector and country weights, style and market capitalization.

The Fund’s tactical trading strategy also performed well during the Reporting Period, with equity and long-dated fixed income exposures contributing to gains, while currency exposure detracted modestly. Tactical trading strategies seek to produce total return by long and short investing across global fixed income, currency, equity and commodity markets. Tactical trading managers may employ various investment styles. Tactical trading managers that employ a global macro style may select their investments based upon

[1]	Effective July 1, 2014, Brigade Capital Management, LLC converted from a limited liability company to a limited partnership; its legal name is now Brigade Capital Management, L.P.

PORTFOLIO RESULTS

fundamental analysis, or determining an asset’s value based upon factors that directly affect its value. Tactical trading managers that employ a managed futures investing style may use quantitative modeling techniques, i.e. determining an asset’s value based upon an analysis of price history, price momentum and the asset’s value relative to that of other assets, among other factors. Some tactical trading managers may employ both fundamental analysis and quantitative modeling techniques. Tactical trading managers typically have no bias to be long, short or neutral.

The Fund’s event driven and credit strategies posted positive performance, aided most by positions in select corporate high yield bonds and bank loans as well as by equity holdings in the energy and consumer discretionary sectors. Event driven and credit strategies seek to achieve gains from market movements in security prices caused by specific corporate events or changes in perceived relative value. These strategies may include, among others, merger arbitrage, distressed credit, opportunistic credit and value with a catalyst investing styles.

The Fund’s opportunistic fixed income strategy posted modestly positive returns during the Reporting Period, due largely to net long exposure to emerging market fixed income securities. Opportunistic fixed income strategies seek to deliver positive absolute returns in excess of cash investments regardless of economic cycle (i.e., downturns and upswings) or cyclical credit availability. Opportunistic fixed income managers seek to maintain diversified exposure across various fixed income and floating rate market segments, with a focus on more liquid markets, assessing the relative value across sectors and adjusting portfolio weightings based on opportunity.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	The Underlying Managers of the Fund employ derivatives and similar instruments as part of their underlying strategies to hedge market exposure and/or to gain implicit leverage, subject to the constraints of the Investment Company Act of 1940, as amended. During the Reporting Period, credit default swaps, equity futures, interest rate futures, interest rate swaps, options on interest rate futures, interest rate swaptions, bond futures, options on bond futures, forward foreign exchange contracts and foreign exchange options were used in the Fund.

Q	Were there any notable changes in the Fund’s allocations during the Reporting Period?

A	During the Reporting Period, shifts to the Fund’s asset allocation were made in response to the market environment and as a result of a new allocation to an Underlying Manager, i.e. Halcyon. For example, we increased the Fund’s allocations to equity long/short and event driven and credit strategies and reduced its allocations to dynamic equity, opportunistic fixed income and tactical trading strategies in recognition of historically high equity market valuations and to seek to take advantage of equity strategies that have the ability to participate in investment opportunities with a more asymmetrical risk/return profile. The Fund’s allocation to cash also decreased during the Reporting Period.

Q	What is the Fund’s tactical view and strategy for the months ahead?

A	We intend to continue to closely monitor global economic recovery, monetary policy and market volatility, while using active portfolio management and alternative investment strategies to position the Fund as we aim to deliver positive absolute returns across a variety of market environments. We believe the flexibility to allocate tactically across these alternative strategies may enable us to provide investors with positive absolute returns in a variety of market conditions and with significant diversification benefits.

PORTFOLIO RESULTS

Index Definitions

The Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index measures total return on cash, including price and interest income, based on short-term government Treasury Bills of about 90-day maturity, as reported by BofA Merrill Lynch.

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. The HFRX Global Hedge Fund Index is a trademark of Hedge Fund Research, Inc. (“HFR”). HFR has not participated in the formation of the Fund. HFR does not endorse or approve the Fund or make any recommendation with respect to investing in the Fund. (Source: Hedgefundresearch.com)

The Barclays Global Aggregate Bond Index is an unmanaged index, provides a broad-based measure of the global investment-grade fixed-rate debt markets and covers the most liquid portion of the global investment grade fixed-rate bond market, including government, credit and collateralized securities.

The Barclays U.S. Corporate High Yield Bond Index covers the universe of U.S. dollar denominated, non-convertible, fixed rate, non-investment grade debt. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

The MSCI World Index captures large and mid cap representation across the following 23 Developed Markets countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the US.

The U.S. Dollar Index measures the performance of the US Dollar against a basket of currencies.

All index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

FUND BASICS

Multi-Manager Alternatives Fund

as of June 30, 2014

PERFORMANCE REVIEW
January 1, 2014– June 30, 2014	Fund Total Return (based on NAV)[1]	Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index[2]	HFRX Global Hedge Fund Index[3]
Class A	3.15%	0.02%	1.77%
Class C	2.79	0.02	1.77
Institutional	3.34	0.02	1.77
Class IR	3.24	0.02	1.77
Class R	2.97	0.02	1.77

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. While the index will often hold the Treasury Bill issued at the most recent 3-month auction, it is also possible for a seasoned 6-month Bill to be selected.

[3]	The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

The HFRX Global Hedge Fund Index is a trademark of Hedge Fund Research, Inc. (“HFR”). HFR has not participated in the formation of the Fund. HFR does not endorse or approve the Fund or make any recommendation with respect to investing in the Fund.

STANDARDIZED TOTAL RETURNS[4]
For the period ended 6/30/14	One Year	Since Inception	Inception Date
Class A	4.05%	2.20%	4/30/13
Class C	8.26	6.39	4/30/13
Institutional	10.47	7.58	4/30/13
Class IR	10.37	7.50	4/30/13
Class R	9.77	6.90	4/30/13

[4]	The Standardized Average Annual Total Returns are cumulative total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.50% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS[5]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	2.68%	4.12%
Class C	3.43	4.87
Institutional	2.28	3.72
Class IR	2.43	3.87
Class R	2.92	4.36

[5]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waivers and/or expense limitations will remain in place through at least April 30, 2015, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

FUND COMPOSITION (%)
As of June 30, 2014

The percentage shown for each investment category reflects the value of investments in that category as a percentage of the Fund’s market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Short-term investments represent investment companies and repurchase agreements.

FUND BASICS

TOP TEN EQUITY HOLDINGS AS OF 6/30/14[6]
Holding	% of Net Assets	Line of Business
Aon PLC	1.3%	Insurance
Covidien PLC	1.0	Health Care Equipment & Supplies
Lamar Advertising Co. Class A	1.0	Media
NextEra Energy, Inc.	1.0	Electric Utilities
AMETEK, Inc.	0.9	Electrical Equipment
Wynn Resorts Ltd.	0.9	Hotels, Restaurant & Leisure
American International Group, Inc.	0.9	Insurance
Towers Watson & Co. Class A	0.8	Professional Services
Microsoft Corp.	0.8	Software
Stanley Black & Decker, Inc.	0.7	Machinery

[6]	The top 10 holdings may not be representative of the Fund’s future investments.

UNDERLYING MANAGER ALLOCATION (%)[7]
As of June 30, 2014
Ares Capital Management II, LLC	13.6%
Brigade Capital Management, LLC	8.4
First Pacific Advisors, LLC	16.6
GAM International Management Ltd.	12.8
Lateef Investment Management, L.P.	14.6
Graham Capital Management, L.P.	15.6
Halcyon Liquid Strategies IC Management L.P.	16.6

STRATEGY ALLOCATION (%)[7]
As of June 30, 2014

Equity Long/Short Strategies generally involve long and short investing, based on fundamental evaluations, research and various analytical measurements, in equity and equity-related investments. Dynamic Equity Strategies generally are long-biased strategies that are less constrained than traditional long-only managers with respect to factors such as position concentration, sector and country weights, style, and market capitalization. Event Driven and Credit Strategies typically seek to take advantage of corporate events and company-specific catalysts such as bankruptcies, mergers or takeovers. Opportunistic Fixed Income Strategies seek to maintain diversified exposure across various fixed income and floating rate market segments, including, among others, global emerging markets, investment grade and high yield debt markets, convertible bonds, and bank loans. Tactical Trading Strategies seek to produce total return by long and short investing across global fixed income, currency, equity, and commodity markets. Tactical Trading managers typically have no bias to be long, short, or neutral.

[7]	The charts above only represent capital allocated to the Underlying Managers, as a percentage of net assets, and as such the weightings may not sum to 100%.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments

June 30, 2014 (Unaudited)

Shares	Description	Value

Common Stocks – 40.2%
Aerospace & Defense – 0.2%
99,100	Meggitt PLC	$858,013

Beverages – 0.3%
15,200	Anheuser Busch InBev NV ADR(a)	1,747,088

Capital Markets – 0.6%
25,596	T. Rowe Price Group, Inc.	2,160,558
29,500	The Bank of New York Mellon Corp.(a)	1,105,660

		3,266,218

Commercial Banks(a) – 0.5%
16,900	Bank of America Corp.	259,753
13,400	CIT Group, Inc.	613,184
33,000	Citigroup, Inc.	1,554,300

		2,427,237

Commercial Services & Supplies – 0.7%
77,044	Tyco International Ltd.	3,513,206

Communications Equipment – 1.4%
51,100	ARRIS Group, Inc.*(a)	1,662,283
74,700	Cisco Systems, Inc.(a)	1,856,295
39,082	Motorola Solutions, Inc.	2,601,689
16,600	QUALCOMM, Inc.(a)	1,314,720

		7,434,987

Consumer Finance(a) – 0.6%
70,429	Ally Financial, Inc.*	1,683,957
20,612	Discover Financial Services	1,277,532

		2,961,489

Containers & Packaging*(a) – 0.3%
42,800	Owens-Illinois, Inc.	1,482,592

Diversified Consumer Services(a) – 0.4%
1,400	Regis Corp.	19,712
102,948	Service Corp.	2,133,083

		2,152,795

Diversified Financial Services – 0.3%
16,300	Groupe Bruxelles Lambert SA	1,694,115

Electric Utilities(a) – 1.0%
48,989	NextEra Energy, Inc.	5,020,393

Electrical Equipment – 0.9%
92,921	AMETEK, Inc.	4,857,910

Electronic Equipment, Instruments & Components – 0.8%
8,100	TE Connectivity Ltd.(a)	500,904
94,924	Trimble Navigation Ltd.*	3,507,442

		4,008,346

Food & Staples Retailing – 1.3%
48,500	CVS Caremark Corp.(a)	3,655,445
24,842	Safeway, Inc.	853,074
21,200	Unilever NV	927,989
18,200	Walgreen Co.(a)	1,349,166

		6,785,674

Common Stocks – (continued)
Food Products – 0.3%
26,805	The Hillshire Brands Co.	$1,669,952

Health Care Equipment & Supplies(a) – 1.3%
29,300	CareFusion Corp.*	1,299,455
59,588	Covidien PLC	5,373,646

		6,673,101

Health Care Providers & Services – 1.7%
59,847	Brookdale Senior Living, Inc.*(a)	1,995,299
34,884	Capital Senior Living Corp.*	831,635
72,682	Emeritus Corp.*(a)	2,300,385
34,963	HCA Holdings, Inc.*	1,971,214
15,900	WellPoint, Inc.(a)	1,710,999

		8,809,532

Hotels, Restaurants & Leisure – 1.4%
312,800	Genting Malaysia Bhd	409,188
31,006	Starwood Hotels & Resorts Worldwide, Inc.	2,505,905
22,270	Wynn Resorts Ltd.	4,622,361

		7,537,454

Household Products – 0.3%
7,500	Henkel AG & Co. KGaA	754,242
107,500	Orkla ASA	956,638

		1,710,880

Industrial Conglomerates – 0.8%
44,504	Danaher Corp.	3,503,800
11,000	Jardine Matheson Holdings Ltd.	445,133

		3,948,933

Insurance – 3.4%
1,709	Alleghany Corp.*(a)	748,747
84,323	American International Group, Inc.(a)	4,602,349
77,812	Aon PLC(a)	7,010,083
64,397	Fidelity National Financial, Inc. Class A	2,109,646
139,633	The Progressive Corp.	3,541,093

		18,011,918

Internet Software & Services*(a) – 0.3%
1,327	Google, Inc. Class A	775,857
1,327	Google, Inc. Class C	763,397

		1,539,254

IT Services – 0.7%
43,187	Accenture PLC Class A	3,491,237

Life Sciences Tools & Services – 1.1%
18,400	Thermo Fisher Scientific, Inc.(a)	2,171,200
33,351	Waters Corp.*	3,483,178

		5,654,378

Machinery – 1.6%
22,271	EnPro Industries, Inc.*(a)	1,629,346
12,500	Joy Global, Inc.(a)	769,750

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
44,439	Stanley Black & Decker, Inc.	$3,902,633
28,238	Wabtec Corp.	2,332,177

		8,633,906

Media – 4.6%
96,896	Lamar Advertising Co. Class A(a)	5,135,488
19,442	Liberty Global PLC Class A*	859,725
17,279	Liberty Media Corp. Class A*	2,361,694
41,917	Scripps Networks Interactive Class A	3,401,145
73,600	The Interpublic Group of Cos., Inc.(a)	1,435,936
19,854	Time Warner Cable, Inc.(a)	2,924,494
86,933	Twenty-First Century Fox, Inc.(a)	2,975,717
99,581	Twenty-First Century Fox, Inc. Class A	3,500,272
71,900	WPP PLC	1,566,836

		24,161,307

Metals & Mining – 0.6%
122,500	Alcoa, Inc.(a)	1,824,025
8,400	MMC Norilsk Nickel OJSC ADR	166,778
167,400	Norsk Hydro ASA	896,358

		2,887,161

Multiline Retail* – 0.2%
15,628	Dollar General Corp.	896,422

Oil, Gas & Consumable Fuels – 3.3%
39,500	Canadian Natural Resources Ltd.	1,813,445
18,266	Cheniere Energy, Inc.*	1,309,672
53,103	Energy Transfer Equity LP(a)	3,129,891
30,200	Gazprom OAO	262,407
4,100	Lukoil OAO	244,231
22,200	Occidental Petroleum Corp.(a)	2,278,386
25,800	Rosneft OAO*	188,328
47,580	SemGroup Corp. Class A(a)	3,751,683
27,849	Teekay Corp.	1,733,600
42,346	The Williams Cos., Inc.(a)	2,464,961

		17,176,604

Pharmaceuticals – 1.2%
12,300	Express Scripts Holding Co.*(a)	852,759
69,120	Hospira, Inc.*	3,550,695
8,900	Johnson & Johnson(a)	931,118
9,037	Questcor Pharmaceuticals, Inc.	835,832

		6,170,404

Professional Services – 2.1%
70,888	Nielsen Holdings NV	3,431,688
74,252	Robert Half International, Inc.	3,544,790
40,764	Towers Watson & Co. Class A	4,248,832

		11,225,310

Real Estate Investment Trusts – 2.2%
37,532	Chatham Lodging Trust	821,951
23,408	Chesapeake Lodging Trust	622,653
490,236	Gramercy Property Trust, Inc.	2,965,928
50,001	iStar Financial, Inc. Series D	1,254,025
50,037	iStar Financial, Inc. Series E	1,250,925

Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
15,098	NorthStar Realty Finance Corp.*	$253,646
139,881	NorthStar Realty Finance Corp.(a)	2,431,132
59,972	The Geo Group, Inc.	2,142,799

		11,743,059

Real Estate Management & Development – 0.5%
22,615	Jones Lang LaSalle, Inc.	2,858,310

Semiconductors & Semiconductor Equipment(a) – 0.5%
27,300	Analog Devices, Inc.	1,476,111
41,200	Intel Corp.	1,273,080

		2,749,191

Software(a) – 1.7%
18,400	Check Point Software Technologies Ltd.*	1,233,352
99,900	Microsoft Corp.	4,165,830
85,500	Oracle Corp.	3,465,315

		8,864,497

Thrifts & Mortgage Finance(a) – 0.2%
37,296	Home Loan Servicing Solutions Ltd.	847,738

Trading Companies & Distributors* – 0.8%
28,088	AerCap Holdings NV	1,286,430
81,694	NOW, Inc.	2,958,140

		4,244,570

Wireless Telecommunication Services(a) – 0.1%
17,300	Vodafone Group PLC ADR	577,647

TOTAL COMMON STOCKS
(Cost $194,103,533)		$210,292,828

Principal Amount		Interest Rate	Maturity Date	Value

	Corporate Obligations – 17.1%
	Aerospace & Defense – 0.3%
	Alliant Techsystems, Inc.(b)(c)
	$200,000	5.250%	10/01/21	$206,500
	Bombardier, Inc.(b)
	500,000	4.750	04/15/19	508,750
	Oshkosh Corp.(c)
	300,000	5.375	03/01/22	309,000
	Spirit AeroSystems, Inc.(b)(c)
	510,000	5.250	03/15/22	517,650

				1,541,900

	Airlines – 0.1%
	Air Canada(b)
	335,000	7.750	04/15/21	357,043
	International Consolidated Airlines Group SA
EUR	100,000	1.750	05/31/18	175,092

				532,135

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Principal Amount		Interest Rate		Maturity Date	Value

	Corporate Obligations – (continued)
	Automotive – 0.2%
	Affinia Group, Inc.(c)
	$150,000	7.750%		05/01/21	$158,250
	Faurecia
EUR	297,500	3.250		01/01/18	124,043
	Gestamp Funding Luxembourg SA(b)(c)
	$250,000	5.625		05/31/20	261,250
	RCI Banque SA(b)
	100,000	3.500		04/03/18	104,253
	Schaeffler Finance BV(b)(c)
	221,000	4.250		05/15/21	219,849
	Stackpole International Intermediate Co.(b)(c)
	210,000	7.750		10/15/21	219,450

					1,087,095

	Banks – 1.8%
	African Export-Import Bank
	200,000	5.750		07/27/16	212,700
	AmBank M Bhd
	200,000	3.125		07/03/19	201,170
	Bangkok Bank PCL
	200,000	3.300		10/03/18	203,882
	Bank of America Corp.(c)(d)
	350,000	5.200		12/29/49	336,000
	Barclays Bank PLC
	400,000	3.750		05/15/24	402,706
EUR	120,000	4.875	(c)(d)	12/15/49	161,067
	$375,000	8.250	(c)(d)	12/15/49	401,250
	BES Finance Ltd.
	200,000	3.500		12/06/15	215,100
	CaixaBank SA
EUR	100,000	4.500		11/22/16	144,739
	Credit Agricole SA(b)(d)
	$600,000	1.026		04/15/19	604,573
	Deutsche Bank AG
	150,000	0.698	(d)	05/30/17	150,085
	400,000	3.700		05/30/24	401,069
	Dexia Credit Local SA(b)
	600,000	2.250		01/30/19	608,295
	ING Bank NV
	200,000	1.375	(b)	03/07/16	202,371
	300,000	0.927	(c)(d)	11/21/16	296,700
	JPMorgan Chase & Co.(c)(d)
	505,000	5.150		12/29/49	484,169
	JPMorgan Chase Bank NA(c)(d)
EUR	600,000	0.863		05/31/17	817,801
	JPMorgan Chase Capital XXI(c)(d)
	$100,000	1.173		02/02/37	83,465
	Lloyds Bank PLC(c)(d)
	90,000	0.563		06/29/49	61,875
	270,000	0.438		11/29/49	185,625
	Lloyds Banking Group PLC(b)(c)(d)
	215,000	6.657		05/21/49	240,800
	100,000	6.413		10/01/49	109,750
	Lloyds TSB Bank PLC
	300,000	6.375		01/21/21	362,476

	Corporate Obligations – (continued)
	Banks – (continued)
	Macquarie Bank Ltd.
	$461,000	5.000%		02/22/17	502,398
	300,000	1.021	(b)(c)	03/24/17	300,965
	Royal Bank of Canada
	110,000	1.200		09/19/17	109,856
	Royal Bank of Scotland PLC
	250,000	2.550		09/18/15	254,635
CHF	150,000	9.375	(c)(d)	03/16/22	201,539
	$20,000	6.000	(c)(d)	06/29/49	33,629
GBP	180,000	7.648	(c)(d)	08/29/49	218,475
	Santander International Debt SA
	200,000	3.160		12/01/15	348,153
	Standard Bank PLC
	$200,000	8.125		12/02/19	234,500
	Standard Chartered PLC(b)
	150,000	3.850		04/27/15	153,885
	Wachovia Capital Trust III(c)(d)
	170,000	5.570		03/29/49	164,900

					9,410,603

	Brokerage – 0.2%
	Morgan Stanley, Inc
	400,000	3.875		04/29/24	404,479
	200,000	0.678	(d)	10/18/16	199,777
	The Bear Stearns Cos. LLC(d)
	200,000	0.617		11/21/16	199,812

					804,068

	Building Materials – 0.3%
	Building Materials Corp. of America(b)(c)
	175,000	7.500		03/15/20	186,375
	Cemex SAB de CV(b)(c)
	200,000	7.250		01/15/21	219,500
	Gibraltar Industries, Inc.(c)
	600,000	6.250		02/01/21	624,000
	Norbord, Inc.(b)
	300,000	5.375		12/01/20	305,023

					1,334,898

	Chemicals(c) – 0.1%
	Cornerstone Chemical Co.(b)
	220,000	9.375		03/15/18	232,650
	SPCM SA(b)
	49,000	6.000		01/15/22	52,178
	Styrolution Group GmbH
EUR	100,000	7.625		05/15/16	142,065

					426,893

	Commercial Services(c) – 0.1%
	Ceridian LLC/Comdata, Inc.(b)
	$200,000	8.125		11/15/17	201,000
	Total System Services, Inc.
	100,000	3.750		06/01/23	97,279

					298,279

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

	Corporate Obligations – (continued)
	Construction & Engineering – 0.0%
	Balfour Beatty Finance No.2 Ltd.
GBP	100,000	1.875%		12/03/18	$167,204

	Consumer Cyclical Services – 0.6%
	APX Group, Inc.(c)
	$185,000	6.375		12/01/19	191,475
	400,000	8.750		12/01/20	409,000
	Ashtead Capital, Inc.(b)(c)
	115,000	6.500		07/15/22	125,063
	Ceridian HCM Holding, Inc.(b)(c)
	250,000	11.000		03/15/21	287,500
	First Data Corp.(c)
	400,000	6.750	(b)	11/01/20	434,000
	175,000	8.250	(b)	01/15/21	191,625
	295,000	11.250		01/15/21	344,412
	110,000	11.750		08/15/21	130,075
	Iron Mountain, Inc.(c)
	167,000	5.750		08/15/24	171,592
	Monitronics International, Inc.(c)
	370,000	9.125		04/01/20	394,975
	The ADT Corp.
	160,000	6.250		10/15/21	169,200
	United Rentals North America, Inc.(c)
	90,000	7.375		05/15/20	99,225

					2,948,142

	Consumer Noncyclical – 0.1%
	BAT International Finance PLC
	200,000	1.125		03/29/16	200,500
	NeuStar, Inc.(c)
	291,000	4.500		01/15/23	253,170

					453,670

	Consumer Products – Household & Leisure(c) – 0.2%
	Albea Beauty Holdings SA(b)
	400,000	8.375		11/01/19	438,378
	American Achievement Corp.(b)
	100,000	10.875		04/15/16	103,250
	Elizabeth Arden, Inc.
	600,000	7.375		03/15/21	633,000

					1,174,628

	Consumer Products – Non Durable(c) – 0.0%
	Sally Holdings LLC
	100,000	6.875		11/15/19	109,000

	Diversified Financial Services – 0.4%
	Alphabet Holding Co., Inc.(c)(e)
	607,000	7.750		11/01/17	625,210
	China Overseas Finance Cayman IV Ltd.
	400,000	4.875		02/15/17	424,696
	Henderson UK Finance PLC
GBP	100,000	7.250		03/24/16	179,916
	LCR Finance PLC
	200,000	4.500		12/07/28	385,239
	Magyar Nemzeti Vagyonkezelo Zrt
EUR	100,000	3.375		04/02/19	146,406

	Corporate Obligations – (continued)
	Diversified Financial Services – (continued)
	OHL Investments SA
	100,000	4.000%		04/25/18	147,542
	Volkswagen International Finance NV
	100,000	5.500		11/09/15	160,277

					2,069,286

	Energy – 0.4%
	Basic Energy Services, Inc.(c)
	100,000	7.750		02/15/19	106,500
	Chesapeake Energy Corp.(c)(d)
	100,000	3.479		04/15/19	101,250
	EXCO Resources, Inc.(c)
	75,000	8.500		04/15/22	81,000
	FTS International, Inc.(b)(c)
	600,000	6.250		05/01/22	615,000
	Petrobras International Finance Co.
	144,000	5.375		01/27/21	149,256
	Seventy Seven Energy, Inc.(b)(c)
	600,000	6.500		07/15/22	615,000
	Southern Star Central Corp.(b)(c)
	180,000	5.125		07/15/22	181,800
	Tesoro Corp.(c)
	30,000	5.125		04/01/24	30,338
	YPF SA(b)
	230,000	8.750		04/04/24	239,200

					2,119,344

	Energy – Exploration & Production – 0.9%
	Aabar Investments PJSC
EUR	100,000	4.000		05/27/16	164,706
	Alpha Natural Resources, Inc.
	$100,000	3.750		12/15/17	86,375
	65,000	6.000	(c)	06/01/19	47,450
	CONSOL Energy, Inc.(c)
	100,000	8.250		04/01/20	108,000
	ENI SpA
EUR	100,000	0.250		11/30/15	140,750
	Halcon Resources Corp.(c)
	$200,000	8.875		05/15/21	215,000
	Harvest Operations Corp.
	400,000	2.125		05/14/18	399,433
	Ithaca Energy, Inc.(b)
	300,000	8.125		07/01/19	300,000
	Memorial Production Partners LP/Memorial Production Finance Corp.(c)
	500,000	7.625		05/01/21	524,375
	Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC(c)
	400,000	10.750		10/01/20	453,500
	100,000	9.250		06/01/21	110,250
	Murray Energy Corp.(b)(c)
	105,000	8.625		06/15/21	113,663
	Parsley Energy LLC/Parsley Finance Corp.(b)(c)
	400,000	7.500		02/15/22	427,000
	Peabody Energy Corp.
	100,000	6.250		11/15/21	100,000

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Principal Amount		Interest Rate		Maturity Date	Value

	Corporate Obligations – (continued)
	Energy – Exploration & Production – (continued)
	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.(c)
	$200,000	6.500%		05/15/21	$219,000
	Plains Exploration & Production Co.(c)
	225,000	6.875		02/15/23	262,125
	Rice Energy, Inc.(b)(c)
	265,000	6.250		05/01/22	272,950
	SandRidge Energy, Inc.(c)
	460,000	7.500		02/15/23	499,100
	Tullow Oil PLC(b)(c)
	30,000	6.000		11/01/20	31,275
	Walter Energy, Inc.(c)
	40,000	9.875		12/15/20	24,950
	125,000	8.500		04/15/21	71,250

					4,571,152

	Energy – Services(b)(c) – 0.1%
	Hiland Partners LP/Hiland Partners Finance Corp.
	150,000	7.250		10/01/20	163,312
	125,000	5.500		05/15/22	126,719
	Trinidad Drilling Ltd.
	100,000	7.875		01/15/19	106,000

					396,031

	Entertainment & Leisure(c) – 0.4%
	AMC Entertainment, Inc.
	500,000	5.875		02/15/22	521,250
	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
	150,000	5.250		03/15/21	154,500
	130,000	5.375	(b)	06/01/24	131,625
	Guitar Center, Inc.(b)
	115,000	6.500		04/15/19	112,700
	215,000	9.625		04/15/20	201,025
	Regal Entertainment Group
	400,000	5.750		03/15/22	415,000
	Six Flags Entertainment Corp.(b)
	500,000	5.250		01/15/21	512,500

					2,048,600

	Environmental(c) – 0.2%
	Clean Harbors, Inc.
	510,000	5.125		06/01/21	523,387
	Tervita Corp.(b)
	375,000	8.000		11/15/18	390,300

					913,687

	Finance – 0.6%
	Ally Financial, Inc.
	200,000	3.500		01/27/19	202,000
	80,000	7.500		09/15/20	96,400
	60,000	8.000		11/01/31	76,800
	CIT Group, Inc.(b)
	100,000	5.500		02/15/19	108,500
	Fidelity National Information Services, Inc.(c)
	215,000	3.500		04/15/23	211,516

	Corporate Obligations – (continued)
	Finance – (continued)
	Harland Clarke Holdings Corp.(b)(c)
	315,000	9.250%		03/01/21	329,175
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.(b)
	66,000	3.500		03/15/17	66,742
	197,000	4.875		03/15/19	202,910
	300,000	5.875		02/01/22	314,250
	Nomura Holdings, Inc.
	500,000	2.000		09/13/16	507,297
	Opal Acquisition, Inc.(b)(c)
	320,000	8.875		12/15/21	336,800
	The NASDAQ OMX Group, Inc.
	140,000	5.550		01/15/20	154,737
	100,000	4.250	(c)	06/01/24	100,258
	USB Realty Corp.(b)(c)(d)
	100,000	1.374		01/15/49	92,000
	Walter Investment Management Corp.(b)(c)
	312,000	7.875		12/15/21	326,040

					3,125,425

	Food & Beverage – 0.2%
	B&G Foods, Inc.(c)
	200,000	4.625		06/01/21	199,500
	Carlsberg Breweries A/S
GBP	200,000	7.250		11/28/16	383,424
	CP Foods Holdings Ltd.(f)
	$200,000	0.500		01/15/19	212,500
	Heineken NV
GBP	70,000	7.250		03/10/15	124,590

					920,014

	Gaming – 0.6%
	Ameristar Casinos, Inc.(c)
	$300,000	7.500		04/15/21	325,500
	Caesars Entertainment Operating Co., Inc.(c)
	715,000	9.000		02/15/20	598,000
	Chester Downs & Marina LLC(b)(c)
	135,000	9.250		02/01/20	130,950
	Graton Economic Development Authority(b)(c)
	500,000	9.625		09/01/19	570,000
	International Game Technology(c)
	105,000	5.350		10/15/23	109,840
	MGM Resorts International
	505,000	6.625		12/15/21	563,075
	Mohegan Tribal Gaming Authority(c)
	475,000	9.750		09/01/21	523,688
	MTR Gaming Group, Inc.(c)
	240,000	11.500		08/01/19	269,400
	Shingle Springs Tribal Gaming Authority(b)(c)
	170,000	9.750		09/01/21	192,100

					3,282,553

	Health Care – Medical Products(c) – 0.2%
	Alere, Inc.
	100,000	6.500		06/15/20	105,750
	Biomet, Inc.
	500,000	6.500		08/01/20	540,000

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Health Care – Medical Products(c) – (continued)
Grifols Worldwide Operations Ltd.(b)
$500,000	5.250%		04/01/22	$520,000
Immucor, Inc.
125,000	11.125		08/15/19	140,000

				1,305,750

Health Care – Pharmaceuticals – 0.2%
Forest Laboratories, Inc.(b)
160,000	4.375		02/01/19	171,600
Lantheus Medical Imaging, Inc.(c)
195,000	9.750		05/15/17	202,800
Valeant Pharmaceuticals International, Inc.(b)(c)
500,000	6.750		08/15/18	540,000
100,000	6.875		12/01/18	104,750

				1,019,150

Health Care – Services – 0.3%
Acadia Healthcare Co., Inc.(b)(c)
480,000	5.125		07/01/22	481,200
Community Health Systems, Inc.(c)
150,000	8.000		11/15/19	164,250
HCA, Inc.
115,000	3.750		03/15/19	116,294
150,000	6.500		02/15/20	168,375
Kindred Healthcare, Inc.(b)(c)
300,000	6.375		04/15/22	303,000
Tenet Healthcare Corp.
100,000	4.750		06/01/20	102,000
75,000	6.000		10/01/20	81,750
WellPoint, Inc.
200,000	2.750		10/15/42	306,375

				1,723,244

Home Construction – 0.1%
D.R. Horton, Inc.(c)
100,000	3.625		02/15/18	102,250
100,000	3.750		03/01/19	100,500
ServiceMaster Co.
85,000	7.000	(c)	08/15/20	90,737
5,000	7.450		08/15/27	5,338
100,000	7.250		03/01/38	97,500
Toll Brothers Finance Corp.(c)
150,000	4.000		12/31/18	155,062

				551,387

Hotels, Restaurants & Leisure(b)(c) – 0.0%
Wok Acquisition Corp.
190,000	10.250		06/30/20	194,750

Lodging(c) – 0.1%
Eldorado Resorts LLC/Eldorado Capital Corp.(b)
240,000	8.625		06/15/19	257,400
Wyndham Worldwide Corp.
120,000	4.250		03/01/22	123,326

				380,726

Corporate Obligations – (continued)
Machinery – 0.4%
Amsted Industries, Inc.(b)(c)
500,000	5.000%		03/15/22	499,375
Boart Longyear Management Pty Ltd.(b)
300,000	10.000		10/01/18	313,500
325,000	7.000	(c)	04/01/21	243,750
Doosan Infracore Co. Ltd.(c)(d)
300,000	3.250		10/05/42	298,974
Dresser-Rand Group, Inc.(c)
345,000	6.500		05/01/21	370,444
Siemens Financieringsmaatschappij NV
250,000	1.050		08/16/17	278,377
Tyco Electronics Group SA(c)
215,000	2.375		12/17/18	215,517

				2,219,937

Media(b)(c) – 0.0%
Nielsen Finance LLC/Nielsen Finance Co.
80,000	5.000		04/15/22	80,700

Media – Broadcasting & Radio(c) – 0.4%
Clear Channel Communications, Inc.(e)
100,000	14.000		02/01/21	103,000
Nexstar Broadcasting, Inc.
80,000	6.875		11/15/20	86,200
Sinclair Television Group, Inc.
600,000	5.375		04/01/21	606,000
Sirius XM Radio, Inc.(b)
140,000	4.250		05/15/20	138,075
100,000	4.625		05/15/23	95,875
400,000	6.000		07/15/24	416,000
Univision Communications, Inc.(b)
600,000	8.500		05/15/21	665,250

				2,110,400

Media – Cable – 0.8%
Cablevision Systems Corp.
250,000	7.750		04/15/18	282,500
CCO Holdings LLC/CCO Holdings Capital Corp.(c)
600,000	5.125		02/15/23	605,250
Cequel Communications Holdings I LLC/Cequel Capital Corp.(b)(c)
600,000	6.375		09/15/20	637,500
CSC Holdings LLC
220,000	8.625		02/15/19	261,800
425,000	6.750		11/15/21	469,625
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
235,000	5.200		03/15/20	263,936
DISH DBS Corp.
55,000	5.000		03/15/23	56,169
Midcontinent Communications & Midcontinent Finance Corp.(b)(c)
200,000	6.250		08/01/21	208,000
Numericable Group SA(b)(c)
600,000	6.000		05/15/22	624,150
Videotron Ltd.
500,000	5.000		07/15/22	513,125

				3,922,055

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Principal Amount		Interest Rate		Maturity Date	Value

	Corporate Obligations – (continued)
	Media – Non Cable – 0.7%
	Affinion Group, Inc.(c)
	$255,000	7.875%		12/15/18	$230,775
	Gannett Co., Inc.(b)(c)
	200,000	5.125		10/15/19	208,000
	Lee Enterprises, Inc.(b)(c)
	300,000	9.500		03/15/22	319,500
	Liberty Interactive LLC
	345,000	8.250		02/01/30	381,225
	545,000	3.750	(c)	02/15/30	348,459
	297,000	1.000	(b)(c)	09/30/43	307,766
	Nielsen Finance LLC/Nielsen Finance Co.(c)
	100,000	4.500		10/01/20	100,750
	Priceline.com, Inc.
	172,000	1.000		03/15/18	243,703
	Radio One, Inc.(b)(c)
	130,000	9.250		02/15/20	140,725
	Reed Elsevier Investments PLC
GBP	350,000	5.625		10/20/16	648,449
	VeriSign, Inc.(c)
	$100,000	4.625		05/01/23	98,500
	WPP PLC
GBP	370,000	6.000		04/04/17	697,192

					3,725,044

	Metals & Mining – 0.4%
	FMG Resources (August 2006) Pty Ltd.(b)(c)
	$100,000	8.250		11/01/19	108,875
	Glencore Funding LLC(d)
	750,000	1.387		05/27/16	755,422
	Hecla Mining Co.(c)
	615,000	6.875		05/01/21	608,850
	IAMGOLD Corp.(b)(c)
	510,000	6.750		10/01/20	456,552
	New Gold, Inc.(b)(c)
	285,000	6.250		11/15/22	295,203

					2,224,902

	Noncaptive – Financial(d) – 0.0%
	General Electric Capital Corp.
	150,000	0.877		07/12/16	151,362

	Packaging(c) – 0.2%
	Ardagh Packaging Finance PLC
EUR	100,000	7.375		10/15/17	143,965
	Iron/Steel Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc.(b)
	$515,000	6.375		05/01/22	521,437
	Reynolds Group Issuer, Inc.
	250,000	5.750		10/15/20	263,438

					928,840

	Paper(b)(c) – 0.0%
	Sappi Papier Holding GmbH
	50,000	7.750		07/15/17	55,439

	Pipelines – 0.9%
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.(c)
	450,000	4.750		11/15/21	439,875

	Corporate Obligations – (continued)
	Pipelines – (continued)
	Energy Transfer Equity LP(b)(c)
	370,000	5.875%		01/15/24	387,575
	Gibson Energy, Inc.(b)(c)
	84,000	6.750		07/15/21	90,905
	Kinder Morgan, Inc.(b)(c)
	300,000	5.000		02/15/21	309,750
	Regency Energy Partners LP(c)
	500,000	5.875		03/01/22	543,125
	Rockies Express Pipeline LLC(b)
	245,000	6.000		01/15/19	256,025
	300,000	5.625		04/15/20	309,000
	Rose Rock Midstream LP/Rose Rock Finance Corp.(b)(c)
	173,000	5.625		07/15/22	175,163
	Sabine Pass Liquefaction LLC
	700,000	5.625	(c)	02/01/21	740,250
	845,000	5.625		04/15/23	880,912
	SemGroup Corp.(c)
	95,000	7.500		06/15/21	104,025
	The Williams Cos., Inc.
	175,000	7.500		01/15/31	206,776
	130,000	8.750		03/15/32	169,320

					4,612,701

	Property Insurance(b)(c) – 0.1%
	A-S Co.-Issuer Subsidiary, Inc./A-S Merger Sub LLC
	448,000	7.875		12/15/20	472,640
	Hockey Merger Sub 2, Inc.
	200,000	7.875		10/01/21	214,000

					686,640

	Real Estate – 0.7%
	ARC Properties Operating Partnership LP/Clark Acquisition LLC(b)(c)
	320,000	3.000		02/06/19	323,023
	Carrington Holding Co., LLC(c)(e)
	526,000	1.000		01/15/26	206,297
	CBRE Services, Inc.(c)
	100,000	6.625		10/15/20	105,500
	Country Garden Holdings Co., Ltd.
	200,000	11.750		09/10/14	202,500
	200,000	11.125	(c)	02/23/18	218,250
	DDR Corp.(c)
	204,000	1.750		11/15/40	244,672
	Digital Realty Trust LP
	140,000	5.875		02/01/20	155,036
	120,000	3.625	(c)	10/01/22	115,085
	EPR Properties(c)
	220,000	5.750		08/15/22	239,356
	Great Portland Estates Capital Jersey Ltd.
GBP	100,000	1.000		09/10/18	181,494
	Greentown China Holdings Ltd.(c)
	$200,000	8.000		03/24/19	193,000
	Host Hotels & Resorts LP(c)
	110,000	5.250		03/15/22	121,268
	100,000	3.750		10/15/23	99,783
	IMMOFINANZ AG(f)
EUR	1,147,500	4.250		03/08/18	73,756

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

	Corporate Obligations – (continued)
	Real Estate – (continued)
	Intu Properties PLC
GBP	100,000	2.500%		10/04/18	$182,178
	Kennedy-Wilson, Inc.(c)
	$170,000	5.875		04/01/24	172,550
	RHP Hotel Properties LP/RHP Finance Corp.(c)
	600,000	1.000		04/15/21	599,250
	Swiss Prime Site AG
CHF	200,000	1.875		01/20/15	235,792
	Tesco Property Finance 3 PLC
GBP	49,956	5.744		04/13/40	92,934

					3,761,724

	Retailers – 0.7%
	Best Buy Co., Inc.
	$100,000	5.000		08/01/18	104,750
	Ferrellgas LP/Ferrellgas Finance Corp.(c)
	200,000	6.500		05/01/21	208,750
	365,000	6.750	(b)	01/15/22	383,250
	Grupo Famsa SAB de CV(b)(c)
	60,000	7.250		06/01/20	61,213
	JC Penney Corp., Inc.
	55,000	7.950		04/01/17	55,413
	80,000	5.750		02/15/18	73,600
	145,000	5.650		06/01/20	126,513
	L Brands, Inc.
	100,000	5.625		02/15/22	108,250
	New Albertsons, Inc.
	105,000	7.750		06/15/26	102,900
	215,000	7.450		08/01/29	203,713
	25,000	8.700		05/01/30	25,000
	305,000	8.000		05/01/31	298,137
	Next PLC
GBP	200,000	5.875		10/12/16	373,126
	Rent-A-Center, Inc.(c)
	$150,000	4.750		05/01/21	141,750
	Roundy’s Supermarkets, Inc.(b)(c)
	55,000	10.250		12/15/20	58,300
	Sears Holdings Corp.
	13,000	6.625		10/15/18	11,976
	Supervalu, Inc.(c)
	305,000	6.750		06/01/21	313,387
	The Bon-Ton Department Stores, Inc.(c)
	205,000	8.000		06/15/21	194,750
	The Pantry, Inc.(c)
	215,000	8.375		08/01/20	232,200
	Toys R US, Inc.
	455,000	10.375	(c)	08/15/17	384,475
	475,000	7.375		10/15/18	359,812

					3,821,265

	Technology – Hardware – 0.6%
	Advanced Micro Devices, Inc.
	200,000	7.750	(c)	08/01/20	213,750
	185,000	7.500		08/15/22	199,800
	Amkor Technology, Inc.(c)
	190,000	6.375		10/01/22	203,062

	Corporate Obligations – (continued)
	Technology – Hardware – (continued)
	Flextronics International Ltd.
	$500,000	5.000%		02/15/23	$516,838
	IAC/InterActiveCorp(c)
	220,000	4.875		11/30/18	229,900
	Ingenico
EUR	117,200	2.750		01/01/17	103,334
	Intel Corp.
	$250,000	3.250		08/01/39	385,625
	Novellus Systems, Inc.
	22,000	2.625		05/15/41	44,523
	NXP BV/NXP Funding LLC(b)(c)
	500,000	5.750		02/15/21	529,220
	SanDisk Corp.(b)
	61,000	0.500		10/15/20	76,746
	Seagate HDD Cayman(b)
	125,000	3.750		11/15/18	127,812
	500,000	4.750		01/01/25	495,000

					3,125,610

	Technology – Software/Services – 0.3%
	BMC Software Finance, Inc.(b)(c)
	270,000	8.125		07/15/21	277,425
	Boxer Parent Co., Inc.(b)(c)(e)
	95,000	9.000		10/15/19	92,863
	Electronic Arts, Inc.
	179,000	0.750		07/15/16	226,323
	Equinix, Inc.(c)
	50,000	4.875		04/01/20	51,375
	MModal, Inc.(b)(c)(g)
	60,000	10.750		08/15/20	6,000
	Nuance Communications, Inc.(b)(c)
	200,000	5.375		08/15/20	207,000
	Oracle Corp.
	100,000	3.625		07/15/23	102,779
	Syniverse Holdings, Inc.(c)
	500,000	9.125		01/15/19	536,250
	Tech Data Corp.
	100,000	3.750		09/21/17	105,122
	Workday, Inc.
	75,000	0.750		07/15/18	95,812

					1,700,949

	Telecommunications(c) – 0.0%
	tw telecom holdings, Inc.
	125,000	5.375		10/01/22	136,719

	Telecommunications – Cellular – 0.4%
	Sable International Finance Ltd.(b)(c)
	100,000	8.750		02/01/20	112,250
	Softbank Corp.(b)
	537,000	4.500		04/15/20	545,393
	T-Mobile USA, Inc.(c)
	455,000	6.500		01/15/24	486,850
	Wind Acquisition Finance SA(b)(c)
	600,000	7.250		02/15/18	632,850
	135,000	7.375		04/23/21	144,585

					1,921,928

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Principal Amount		Interest Rate	Maturity Date	Value

	Corporate Obligations – (continued)
	Telecommunications – Satellites(b)(c) – 0.2%
	Intelsat Luxembourg SA
	$285,000	7.750%	06/01/21	$302,100
	Unitymedia Hessen GmbH & Co. KG
	600,000	5.500	01/15/23	621,000

				923,100

	Textiles & Apparel(c) – 0.1%
	Burlington Holdings LLC/Burlington Holding Finance, Inc.(a)(d)
	45,000	9.000	02/15/18	45,450
	Levi Strauss & Co.
	100,000	7.625	05/15/20	107,625
	The William Carter Co.(b)
	185,000	5.250	08/15/21	192,400

				345,475

	Tobacco – 0.0%
	Imperial Tobacco Finance PLC
EUR	150,000	8.375	02/17/16	230,858

	Transportation – 0.2%
	Bluewater Holding BV(b)(c)
	$200,000	10.000	12/10/19	213,000
	DryShips, Inc.
	50,000	5.000	12/01/14	49,375
	Kansas City Southern de Mexico SA de CV(c)
	240,000	2.350	05/15/20	228,392
	Syncreon Group BV/Syncreon Global Finance US, Inc.(b)(c)
	200,000	8.625	11/01/21	203,000
	Watco Cos LLC/Watco Finance Corp.(b)(c)
	100,000	6.375	04/01/23	102,000

				795,767

	Utilities – Distribution(c) – 0.0%
	Suburban Propane Partners LP/Suburban Energy Finance Corp.
	105,000	7.375	03/15/20	111,825

	Utilities – Electric – 0.4%
	Calpine Corp.(b)(c)
	133,000	7.500	02/15/21	144,471
	31,000	6.000	01/15/22	33,441
	Electricite de France(b)
	500,000	1.150	01/20/17	500,105
	Eskom Holdings SOC Ltd.
	221,000	6.750	08/06/23	235,641
	GenOn Americas Generation LLC
	190,000	8.500	10/01/21	198,075
	405,000	9.125	05/01/31	416,138
	Meiya Power Co., Ltd.
	200,000	4.000	08/19/18	204,709
	NGG Finance PLC(c)(d)
EUR	300,000	4.250	06/18/76	437,492

				2,170,072

	Wireless Telecommunications – 0.8%
	Altice Financing SA(b)(c)
	$200,000	6.500	01/15/22	215,000

	Corporate Obligations – (continued)
	Wireless Telecommunications – (continued)
	Digicel Group Ltd.(b)(c)
	200,000	8.250	09/30/20	218,500
	460,000	7.125	04/01/22	478,400
	DigitalGlobe, Inc.(c)
	500,000	5.250	02/01/21	495,000
	Hughes Satellite Systems Corp.
	500,000	7.625	06/15/21	572,500
	Sprint Capital Corp.
	400,000	6.900	05/01/19	441,000
	230,000	6.875	11/15/28	233,450
	205,000	8.750	03/15/32	236,262
	Sprint Corp.(b)
	220,000	7.875	09/15/23	244,750
	605,000	7.125	06/15/24	644,325
	Wind Acquisition Finance SA(b)(c)
	600,000	4.750	07/15/20	603,000

				4,382,187

	Wirelines Telecommunications – 0.1%
	British Telecommunications PLC
	250,000	1.250	02/14/17	250,100
	CenturyLink, Inc.
	100,000	5.625	04/01/20	106,000
	Cincinnati Bell, Inc.(c)
	50,000	8.750	03/15/18	52,500
	Verizon Communications, Inc.
	102,000	5.150	09/15/23	114,227

				522,827

	TOTAL CORPORATE OBLIGATIONS
	(Cost $87,428,860)			$89,577,940

	Agency Debentures(h) – 0.0%
	FNMA
	$100,000	3.150%	12/27/27	$95,184
	100,000	2.000	01/25/28	96,289

	TOTAL AGENCY DEBENTURES
	(Cost $184,946)			$191,473

	Foreign Debt Obligations – 1.4%
	Sovereign – 1.4%
	Brazil Notas do Tesouro Nacional
BRL	2,000,000	10.000%	01/01/17	$874,816
	2,000,000	10.000	01/01/21	826,583
	2,445,953	6.000	08/15/22	1,114,198
	Bulgaria Government International Bond
EUR	253,000	2.950	09/03/24	339,290
	Canada Government International Bond
	$250,000	0.875	02/14/17	250,600
	Hungary Government Bond
	50,000	4.125	02/19/18	52,088
	Perusahaan Penerbit SBSN
	200,000	6.125	03/15/19	222,000

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

	Foreign Debt Obligations – (continued)
	Sovereign – (continued)
	Ras Al Khaimah United Arab Emirates
	$200,000	3.297%	10/21/18	$205,500
	Republic of Chile
CLP	48,047,220	3.000	07/01/17	90,523
	Republic of Ireland
EUR	90,000	3.400	03/18/24	134,169
	290,000	5.400	03/13/25	503,162
	Republic of Italy
	150,000	4.500	07/15/15	213,938
	420,000	4.750	05/01/17	637,614
	253,420	1.700	09/15/18	365,037
	Republic of Namibia
	$200,000	5.500	11/03/21	215,500
	Republic of South Africa
ZAR	8,000,000	8.000	12/21/18	764,150
	United Kingdom Gilt
GBP	110,500	2.250	09/07/23	182,653
	163,000	3.250	01/22/44	270,120
	United Mexican States
EUR	140,000	2.375	04/09/21	195,803

	TOTAL FOREIGN DEBT OBLIGATIONS
	(Cost $7,225,601)			$7,457,744

	Municipal Debt Obligations – 0.4%
	California – 0.1%
	Golden State Tobacco Securitization Corp. RB Series 2007 A1
	$110,000	5.125%	06/01/37	$79,999
	Golden State Tobacco Securitization Corp. RB Series 2007 A2
	455,000	5.300	06/01/37	357,375

				437,374

	New Jersey – 0.1%
	Tobacco Settlement Financing Corp. RB Series 1A
	160,000	5.000	06/01/29	134,190
	250,000	4.750	06/01/34	187,865
	475,000	5.000	06/01/41	352,355

				674,410

	Puerto Rico – 0.2%
	Puerto Rico Commonwealth GO Bonds Series 2014 A
	970,000	8.000	07/01/35	853,707

	TOTAL MUNICIPAL DEBT OBLIGATIONS
	(Cost $2,002,348)			$1,965,491

	U.S. Treasury Obligations – 10.5%
	United States Treasury Bills(i)
	$2,500,000	0.000%	07/10/14	$2,499,997
	2,500,000	0.000	07/24/14	2,499,968
	United States Treasury Bonds
	1,000,000	6.750	08/15/26	1,423,360
	2,000,000	5.500	08/15/28	2,616,560

	U.S. Treasury Obligations – (continued)
	United States Treasury Inflation Protected Securities
	248,288	1.625	01/15/15	252,400
	595,420	0.625	02/15/43	541,463
	United States Treasury Note(a)
	5,000,000	0.250	10/31/14	5,002,800
	United States Treasury Notes
	2,500,000	2.625 (j)	07/31/14	2,505,150
	1,500,000	0.250	08/31/14	1,500,390
	2,000,000	2.375	10/31/14	2,015,160
	5,000,000	0.375 (a)	11/15/14	5,005,550
	5,000,000	2.125	11/30/14	5,042,200
	5,000,000	0.250	12/15/14	5,004,000
	5,000,000	0.250	01/15/15	5,004,600
	5,000,000	2.250	01/31/15	5,063,100
	200,000	2.000	04/30/16	205,898
	350,000	4.250	11/15/17	387,226
	750,000	3.625	02/15/21	825,585
	1,500,000	2.000	11/15/21	1,481,310
	1,500,000	1.750	05/15/22	1,443,825
	1,500,000	1.625	08/15/22	1,424,040
	1,830,000	1.750	05/15/23	1,733,248
	1,500,000	2.500	08/15/23	1,508,895

	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $54,610,503)			$54,986,725

	Senior Term Loans(k) – 5.7%
	Automotive – Parts – 0.1%
	Allison Transmission, Inc.
	$30,747	3.750%	08/23/19	$30,801
	Evergreen Skills Lux S.a.r.l.
	418,994	7.750	04/28/22	415,592
	INA Beteiligungsgesellschaft mbH
	300,000	4.250	05/15/20	301,062

				747,455

	Building Materials – 0.1%
	Wilsonart LLC
	497,475	4.000	10/31/19	493,953

	Chemicals – 0.2%
	Albaugh LLC
	300,000	6.000	05/31/21	293,250
	OCI Beaumont LLC
	377,590	6.250	08/20/19	382,310
	Oxea Finance LLC
	69,650	4.250	01/15/20	69,737
	Teine Energy Ltd.
	197,500	7.500	05/17/19	199,475

				944,772

	Consumer Products – Household & Leisure – 0.1%
	Merlin Entertainment Group
	71,568	3.404	06/28/19	71,448
	Serta Simmons Holdings LLC
	500,000	4.250	10/01/19	500,810

				572,258

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Principal Amount		Interest Rate	Maturity Date	Value

	Senior Term Loans(k) – (continued)
	Consumer Products – Industrial – 0.1%
	Harbor Freight Tools USA, Inc.
	$148,875	4.750%	07/26/19	$149,929
	Minimax GmbH & Co.
	198,005	4.500	08/14/20	198,500

				348,429

	Diversified Manufacturing – 0.1%
	Manitowoc Co., Inc.
	199,500	3.250	01/03/21	199,620
	Rexnord LLC
	312,751	4.000	08/21/20	312,282

				511,902

	Energy – 0.6%
	Adria Topco B.V.
EUR	100,000	9.000	06/19/19	136,716
	Atlas Energy LP
	$29,775	6.500	07/31/19	30,184
	Bennu Oil & Gas LLC
	255,937	8.750	11/01/18	258,924
	Chief Exploration & Development LLC
	150,000	7.500	05/12/21	153,000
	Crestwood Holdings LLC
	550,000	7.000	06/19/19	558,250
	EFS Cogen Holdings I LLC
	275,244	3.750	12/17/20	275,704
	Energy Future International Holding Co. LLC
	615,000	4.250	06/19/16	618,733
	Peabody Energy Corp.
	99,250	4.250	09/24/20	99,974
	Seadrill Partners Finco LLC
	326,971	4.000	02/21/21	324,705
	Stallion Oilfield Services Ltd.
	130,848	8.000	06/19/18	132,648
	Templar Energy LLC
	300,000	8.000	11/25/20	297,000

				2,885,838

	Energy – Coal – 0.0%
	Walter Energy, Inc.
	50,000	7.250	04/02/18	48,275

	Energy – Exploration & Production – 0.1%
	Bowie Resource Holdings LLC
	149,188	6.750	08/14/20	150,679
	Linn Energy LLC/Linn Energy Finance Corp.
	500,000	7.250	11/01/19	523,750

				674,429

	Finance – 0.1%
	CeramTec Acquisition Corp.
	28,350	4.250	08/28/20	28,457
	70,481	4.250	08/31/20	70,746
	Opal Acquisition, Inc.
	199,500	5.000	11/27/20	199,811
	Sears Holding Corp.
	169,187	5.500	06/30/18	170,940

				469,954

	Senior Term Loans(k) – (continued)
	Finance Insurance – 0.0%
	Hub International Ltd.
	99,251	4.250	10/02/20	99,320

	Food & Beverages – 0.1%
	New Albertsons, Inc.
	315,000	4.750	06/25/21	315,592
	Pinnacle Foods Finance LLC
	98,686	3.250	04/29/20	98,100
	Roundys Supermarkets, Inc.
	149,625	5.750	03/03/21	149,839

				563,531

	Gaming – 0.2%
	Boyd Gaming Corp.
	193,556	4.000	08/14/20	193,991
	Graton Economic Development Authority
	176,471	9.000	08/22/18	182,794
	Mashantucket (Western) Pequot Tribe
	562,027	9.375	06/30/20	542,823
	Mohegan Tribal Gaming Authority
	271,640	5.500	11/19/19	275,829
	Shingle Springs Tribal Gaming Authority
	87,975	6.250	08/29/19	90,614

				1,286,051

	Health Care – Medical Products – 0.1%
	Carestream Health, Inc.
	475,000	9.500	12/07/19	484,500

	Health Care – Services – 0.6%
	Air Medical Group Holdings, Inc.
	250,000	7.625	05/31/18	250,000
	Community Health Systems, Inc.
	199,000	4.250	01/25/17	200,063
	Curo Health Services LLC
	320,000	5.750	05/07/20	315,734
	Kindred Healthcare, Inc.
	310,000	4.000	04/09/21	310,130
	MedAssets, Inc.
	326,805	4.000	12/13/19	325,850
	Medpace Holdings, Inc.
	235,000	5.000	04/01/21	235,294
	Millennium Laboratories, Inc.
	830,000	5.250	04/16/21	837,611
	MPH Acquisition Holdings LLC
	340,455	4.000	03/31/21	339,331
	Sheridan Holdings, Inc.
	148,410	4.500	06/29/18	148,299
	70,000	8.250	12/13/21	71,488

				3,033,800

	Lodging – 0.1%
	Four Seasons Holdings, Inc.
	297,750	3.500	06/27/20	297,131

	Media – Broadcasting & Radio – 0.2%
	Clear Channel Communications, Inc.
	951,074	6.900	01/29/16	945,805

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

	Senior Term Loans(k) – (continued)
	Media – Broadcasting & Radio – (continued)
	Entravision Communications Corp.
	$96,583	4.750%		05/29/20	$95,618
	Gray Television, Inc.
	70,000	3.750		06/10/21	70,274

					1,111,697

	Media – Cable – 0.1%
	Midcontinent Communications
	49,364	3.500		07/30/20	49,302
	Ziggo N.V.
	193,360	0.000	(l)	01/15/22	190,988
	300,013	3.250		01/15/22	296,331

					536,621

	Media – Non Cable – 0.2%
	Affinion Group, Inc.
	298,217	6.750		04/30/18	299,335
	Cengage Learning Acquisitions, Inc.
	259,350	7.000		03/31/20	262,107
	IMG Worldwide, Inc.
	175,000	8.250		05/01/22	176,050
	Media General, Inc.
	92,768	4.250		07/31/20	93,115
	Tyrol Acquisition 2 SAS
	240,000	0.000	(l)	01/29/16	318,280

					1,148,887

	Packaging – 0.1%
	Ardagh Holdings USA, Inc.
	300,000	4.250		12/17/19	300,249
	Berry Plastics Holding Group, Inc.
	349,125	3.750		02/08/20	347,735

					647,984

	Paper – 0.0%
	Hoffmaster Group, Inc.
	140,000	5.250		05/09/20	139,884

	Pharmaceuticals – 0.1%
	Aquilex Holdings LLC
	334,325	5.000		12/31/20	332,653
	Salix Pharmaceuticals Ltd.
	222,568	4.250		01/02/20	224,028

					556,681

	Real Estate – 0.3%
	Empire Generating Co. LLC
	623,540	5.250		03/12/21	628,996
	GTCR Valor Cos., Inc.
	111,000	6.000		05/30/21	110,306
	Hudson’s Bay Co.
	185,000	4.750		11/04/20	187,246
	Rhp Hotel Properties LP
	530,000	3.750		01/15/21	532,650
	Starwood Property Trust, Inc.
	143,907	3.500		04/17/20	143,007

					1,602,205

	Senior Term Loans(k) – (continued)
	Restaurants – 0.0%
	ARG IH Corp.
	69,650	5.000		11/15/20	69,998

	Retailers – 0.4%
	J Crew Group, Inc.
	298,848	4.000		03/05/21	294,598
	JC Penney Corp., Inc.
	353,216	6.000		05/21/18	357,084
	Kate Spade & Co.
	55,000	4.000		04/10/21	54,944
	Leslies Poolmart, Inc.
	198,485	4.250		10/16/19	198,485
	Maxeda DIY BV
EUR	89,999	4.103		06/29/17	120,094
	The Talbots, Inc.
	$284,288	4.750		03/13/20	281,445
	155,000	8.250		03/12/21	152,675
	Toys R US – Delaware, Inc.
	79,503	6.000		09/01/16	71,309
	True Religion Apparel, Inc.
	99,500	5.875		07/30/19	93,220
	Wilton Brands LLC
	429,191	7.500		08/30/18	412,830

					2,036,684

	Services Cyclical – Business Services – 0.2%
	Brickman Group Ltd.
	248,750	5.250		12/18/20	246,136
	Ceridian Corp.
	119,507	4.404		05/09/17	119,637
	Koosharem LLC
	215,000	7.500		04/29/20	216,479
	Language Line LLC
	145,012	6.250		06/20/16	145,085
	Redtop Acquisition Ltd.
	99,750	4.500		12/03/20	100,373
	Vantiv, LLC
	140,000	3.750		05/12/21	140,700
	WCA Waste Systems, Inc.
	53,284	5.500		03/23/18	53,068

					1,021,478

	Technology – Hardware – 0.1%
	Freescale Semiconductor Corp.
	99,250	5.000		01/15/21	99,606
	Photonis Technologies SAS
	195,000	8.500		09/18/19	195,000

					294,606

	Technology – Software – 0.2%
	Activision Blizzard, Inc.
	84,750	3.250		10/12/20	84,894
	Aricent Technologies Ltd.
	635,000	5.500		04/14/21	642,144
	BMC Software, Inc.
	349,300	5.000		09/10/20	348,500

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Principal Amount	Interest Rate	Maturity Date	Value

Senior Term Loans(k) – (continued)
Technology – Software – (continued)
Eze Software Group LLC
$99,750	4.000%	03/29/20	$99,667

			1,175,205

Technology – Software/Services – 0.5%
Applied Systems, Inc.
197,123	4.250	01/25/21	197,584
100,000	7.500	01/23/22	101,800
Dealertrack Technologies, Inc.
572,413	3.500	02/28/21	571,222
Dell, Inc.
468,311	4.500	04/29/20	470,442
Go Daddy Operating Co. LLC
400,000	4.750	05/05/21	397,624
Ion Trading Technologies S.a.r.l.
22,007	4.500	05/22/20	22,079
155,000	7.250	05/15/22	155,516
MModal, Inc.
187,268	9.000	08/16/19	147,084
Zayo Group LLC
298,227	4.000	07/02/19	298,445

			2,361,796

Telecommunications – Internet & Data – 0.2%
Asurion LLC
500,000	5.000	05/24/19	502,815
Fibertech Networks LLC
497,481	4.000	12/18/19	498,725
Level 3 Financing, Inc.
150,000	4.000	08/01/19	150,031
Vince Intermediate Holding LLC
54,286	6.000	11/04/19	54,829

			1,206,400

Textiles – 0.1%
Indra Holdings Corp.
155,000	5.250	04/29/21	155,098
Phillips-Van Heusen Corp.
294,952	3.250	02/13/20	296,795

			451,893

Transportation – 0.1%
Syncreon Group Holdings BV
249,373	5.250	10/28/20	250,932

Utilities – 0.3%
Raven Power Finance LLC
158,174	6.500	12/19/20	158,174
Texas Competitive Electric Holdings Co.
1,633,542	4.651	10/10/14	1,344,618

			1,502,792

TOTAL SENIOR TERM LOANS
(Cost $29,357,956)			$29,577,341

Shares	Description	Value

Preferred Stocks – 1.2%
Banks – 0.3%
10,925	HSBC USA, Inc.	$251,608
45,100	Royal Bank of Scotland Group PLC	1,138,775
7,100	U.S. Bancorp	157,620

		1,548,003

Consumer Finance – 0.9%
30,900	Ally Financial, Inc.	853,458
1,100	Ally Financial, Inc.(a)	1,102,784
7,100	Citigroup, Inc.	192,694
52,007	RBS Capital Funding Trust V	1,253,889
51,561	RBS Capital Funding Trust VII	1,242,620

		4,645,445

TOTAL PREFERRED STOCKS
(Cost $6,100,581)		$6,193,448

Notional Amount	Exercise Rate		Expiration Date	Value

Options Purchased – 0.2%
Credit Default Swaps Index Swaptions
JPMorgan Chase Bank (London) Put – CDS North America High Yield Index 22
$2,000,000	104.000%		09/17/14	$6,412
JPMorgan Chase Bank (London) Put – CDS North America High Yield Index 22
2,000,000	105.000		09/17/14	8,540
JPMorgan Chase Bank (London) Put – CDS North America High Yield Index 22
2,000,000	102.000		09/17/14	3,940

Cross Currency Options
Barclays Bank PLC
Put NZD 1,960,000
Call JPY 170,520,000	87.000		07/01/14	—
Barclays Bank PLC
Put JPY 94,113,520
Call GBP 548,000	171.740		07/02/14	8,190
Barclays Bank PLC
Put GBP 548,000
Call JPY 94,113,520	171.740		07/02/14	67
Barclays Bank PLC
Put JPY 93,671,585
Call AUD 990,500	94.570		08/01/14	11,107
Barclays Bank PLC
Put AUD 990,500
Call JPY 93,671,585	94.570		08/01/14	4,641
Barclays Bank PLC
Put EUR 277,500
Call NOK 2,294,925	8.270		09/02/14	1,344
Barclays Bank PLC
Put EUR 30,000
Call GBP 24,075	0.791	(m)	09/25/14	20,883

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Notional Amount	Exercise Rate		Expiration Date	Value

Options Purchased – (continued)
Cross Currency Options – (continued)
Barclays Bank PLC
Put EUR 907,000
Call NOK 7,437,400	8.200%		10/01/14	$3,677
Barclays Bank PLC
Put EUR 9,000
Call GBP 7,335	0.769	(m)	10/23/14	6,427
Barclays Bank PLC
Put EUR 25,500
Call GPB 20,120	0.783	(m)	02/09/15	5,150
Deutsche Bank AG (London)
Put EUR 573,500
Call SEK 5,258,995	9.170		08/04/14	6,580
Deutsche Bank AG (London)
Put NOK 2,386,500
Call EUR 277,500	8.600		09/02/14	1,350
Deutsche Bank AG (London)
Put EUR 277,500
Call NOK 2,242,200	8.080		09/02/14	276
Deutsche Bank AG (London)
Put EUR 26,000
Call GBP 20,540	0.814	(m)	12/11/14	3,544
Deutsche Bank AG (London)
Put EUR 54,500
Call TRY 150,148	2.755		12/19/14	5,265
JPMorgan Chase Bank (London)
Put PLN 88,893
Call EUR 21,000	4.076	(m)	11/13/14	1,125
Morgan Stanley & Co. International PLC
Put EUR 26,000
Call GBP 20,514	8.119	(m)	12/12/14	3,961

Currency Options
Barclays Bank PLC
Put EUR 564,000
Call USD 761,400	1.350		07/03/14	15
Barclays Bank PLC
Put USD 839,325
Call AUD 902,500	0.930		07/31/14	12,491
Barclays Bank PLC
Put AUD 902,500
Call USD 839,325	0.930		07/31/14	2,911
Barclays Bank PLC
Call USD 763,994
Put GBP 451,000	1.694		08/18/14	9,920
Barclays Bank PLC
Put GBP 451,000
Call USD 763,994	1.694		08/18/14	2,490
Barclays Bank PLC
Put USD 763,994
Call GBP 451,000	1.694		08/18/14	9,855
Barclays Bank PLC
Put GBP 451,000
Call USD 763,994	1.694		08/18/14	2,465
Barclays Bank PLC
Put JPY 68,681,250
Call USD 675,000	101.750		09/01/14	4,687

Options Purchased – (continued)
Currency Options – (continued)
Barclays Bank PLC
Put USD 675,000
Call JPY 68,681,250	101.750		09/01/14	8,159
Barclays Bank PLC
Put USD 593,569
Call NZD 691,000	0.859		09/12/14	11,959
Barclays Bank PLC
Put NZD 691,000
Call USD 593,569	0.859		09/12/14	4,981
Barclays Bank PLC
Put NZD 705,500
Call USD 599,675	0.850		09/12/14	3,286
Barclays Bank PLC
Put USD 2,160,900
Call EUR 1,470,000	1.470		09/25/14	89
Barclays Bank PLC
Put EUR 15,500
Call USD 20,491	1.364	(m)	11/13/14	2,712
Barclays Bank PLC
Put USD 1,542,840
Call EUR 1,032,000	1.495		04/22/15	2,175
Barclays Bank PLC
Put AUD 937,000
Call USD 843,300	0.900		06/29/15	20,302
Deutsche Bank AG (London)
Put SEK 4,507,466
Call USD 677,000	6.658		08/07/14	7,428
Deutsche Bank AG (London)
Put USD 677,000
Call SEK 4,507,466	6.658		08/07/14	4,321
Deutsche Bank AG (London)
Put AUD 463,710
Call USD 533,000	0.870		08/21/14	107
Deutsche Bank AG (London)
Put EUR 22,000
Call USD 28,688	1.304		09/03/14	609
Deutsche Bank AG (London)
EUR/MXN and EUR/CAD Dual Currency Call
12,500	0.010		09/11/14	1,113
Deutsche Bank AG (London)
Put NZD 235,000
Call USD 190,350	0.810		09/12/14	147
Deutsche Bank AG (London)
Put USD 280,795
Call NZD 315,500	0.890		09/12/14	1,119
Deutsche Bank AG (London)
Put NZD 470,500
Call USD 381,105	0.810		09/12/14	295
Deutsche Bank AG (London)
Put USD 556,695
Call NZD 625,500	0.890		09/12/14	2,217
Deutsche Bank AG (London)
Put USD 1,401,400
Call EUR 980,000	1.430		09/25/14	518

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Notional Amount	Exercise Rate		Expiration Date	Value

Options Purchased – (continued)
Currency Options – (continued)
Deutsche Bank AG (London)
Put JPY 1,316,400
Call USD 12,000	120.100	(m) %	11/10/14	$224
Deutsche Bank AG (London)
Put USD 1,376,500
Call JPY 134,759,350	97.900		11/26/14	8,106
Deutsche Bank AG (London)
Put AUD 937,000
Call USD 843,300	0.900		06/29/15	20,302
Deutsche Bank AG (London)
Put EUR 516,000
Call USD 735,300	1.425		03/04/19	43,044
JPMorgan Chase Bank (London)
EUR/USD and USD/MXN Dual Currency Call
25,000	0.010		09/15/14	3,375
JPMorgan Chase Bank (London)
NZD/USD and USD/MXN Dual Currency Call
25,500	0.010		11/26/14	5,323
JPMorgan Chase Bank (London)
USD/CAD and NZD/USD Dual Currency Call
25,500	0.010		11/26/14	20
JPMorgan Chase Bank (London)
Put USD 688,500
Call MXN 8,847,225	12.850		11/26/14	6,022
JPMorgan Chase Bank (London)
Call USD 1,836,000
Put JPY 193,514,400	105.400		11/26/14	6,716
JPMorgan Chase Bank (London)
Put EUR 15,500
Call USD 20,491	1.322		12/11/14	3,169

Interest Rate Swaptions
Barclays Bank PLC Call – OTC – GBP 6 month GBP Strike Price 3.818%
729,500	3.818		09/26/28	72,585
Citibank NA (London) Call – OTC – EUR 6 month EURO Strike Price 0.880%
1,242,500	0.880		12/03/14	2,169
Citibank NA (London) Call – OTC – EUR 6 month EURO Strike Price 0.880%
1,216,500	0.880		12/03/14	2,124
Credit Suisse International (London) Call – OTC – EUR 6 month EURO Strike Price 1.700%
677,000	1.700		12/10/14	6,428
Credit Suisse International (London) Call – OTC – JPY 6 month JYOR Strike Price 0.823%
28,500,000	0.823		12/10/14	233
Credit Suisse International (London) Call – OTC – USD 3 month LIBOR Strike Price 4.500%
182,500	4.500		09/25/23	11,358
Deutsche Bank AG (Frankfurt) Call – OTC – EUR 6 month EURO Strike Price 1.923%
705,500	1.923		09/30/14	805
Deutsche Bank AG (Frankfurt) Call – OTC – EUR 6 month EURO Strike Price 2.080%
470,500	2.080		04/01/15	3,035

Options Purchased – (continued)
Interest Rate Swaptions – (continued)
Deutsche Bank AG (Frankfurt) Call – OTC – EUR 6 month EURO Strike Price 2.750%
677,000	2.750		05/30/34	47,956
Deutsche Bank AG (Frankfurt) Call – OTC – GBP 6 month GBP Strike Price 2.100%
1,152,000	2.100		06/15/15	10,446
Deutsche Bank AG (Frankfurt) Call – OTC – GBP 6 month GBP Strike Price 3.630%
1,100,000	3.630		11/21/16	50,952
Deutsche Bank AG (Frankfurt) Call – OTC – GBP 6 month GBP Strike Price 3.795%
182,500	3.795		09/26/28	18,390
Deutsche Bank AG (Frankfurt) Call – OTC – KRW 3 month KWCDC Strike Price 3.050%
483,724,500	3.050		10/13/14	3,823
Deutsche Bank AG (London) Call – OTC – GBP 6 month GBP Strike Price 3.795%
547,000	3.795		09/26/28	55,119
Deutsche Bank AG Call – OTC – USD 3 month LIBOR Strike Price 2.000%
1,928,500	2.000		07/25/14	569
Deutsche Bank AG Call – OTC – USD 3 month LIBOR Strike Price 3.550%
338,500	3.550		08/28/14	1,531
Deutsche Bank AG Call – OTC – USD 3 month LIBOR Strike Price 3.600%
337,500	3.600		08/26/14	937
Deutsche Bank AG Call – OTC – USD 3 month LIBOR Strike Price 4.300%
235,000	4.300		03/27/17	9,970
Deutsche Bank AG Call – OTC – USD 3 month LIBOR Strike Price 4.300%
470,500	4.300		03/27/17	19,962
Deutsche Bank AG Call – OTC – USD 3 month LIBOR Strike Price 4.600%
864,000	4.600		03/05/19	45,039
JPMorgan Chase Bank (London) Call – OTC – EUR 6 month EURO Strike Price 2.078%
474,000	2.078		04/02/15	3,106
JPMorgan Chase Bank (London) Call – OTC – GBP 6 month GBP Strike Price 3.650%
691,000	3.650		06/16/17	38,480
JPMorgan Chase Bank (London) Call – OTC – USD 3 month LIBOR Strike Price 1.450%
3,456,000	1.450		06/03/15	13,291
JPMorgan Chase Bank (London) Put – OTC – GBP 6 month GBP Strike Price 2.000%
2,256,000	2.000		05/31/16	14,264
Morgan Stanley & Co. International PLC Call – OTC – EUR 6 month EURO Strike Price 0.880%
1,157,500	0.880		12/03/14	2,021
Morgan Stanley & Co. International PLC Call – OTC – EUR 6 month EURO Strike Price 0.880%
1,133,500	0.880		12/03/14	1,979
Morgan Stanley & Co. International PLC Call – OTC – EUR 6 month EURO Strike Price 1.938%
769,000	1.938		09/30/14	803

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Notional Amount	Exercise Rate	Expiration Date	Value

Options Purchased – (continued)
Interest Rate Swaptions – (continued)
Morgan Stanley & Co. International PLC Call – OTC – GBP 6 month GBP Strike Price 3.650%
460,500	3.650%	06/16/17	$25,644
Morgan Stanley & Co. International PLC Call – OTC – USD 3 month LIBOR Strike Price 2.000%
6,768,000	2.000	06/20/16	27,096
Morgan Stanley & Co. International PLC Call – OTC – USD 3 month LIBOR Strike Price 2.075%
3,850,000	2.075	02/22/16	26,971
Morgan Stanley & Co. International PLC Call – OTC – USD 3 month LIBOR Strike Price 4.300%
512,500	4.300	03/27/17	21,744
Morgan Stanley & Co. International PLC Call – OTC – USD 3 month LIBOR Strike Price 5.000%
707,000	5.000	03/11/24	32,147
Morgan Stanley & Co. International PLC Call – OTC – USD 3 month LIBOR Strike Price 5.420%
243,500	5.420	11/19/20	8,100
Morgan Stanley & Co. International PLC Put – OTC – GBP 6 month GBP Strike Price 2.000%
2,256,000	2.000	06/02/16	14,260

Options on Equities
Credit Suisse International (London) Put – S&P 500 Index Strike Price 1,725
40	1,725.000	07/19/14	2,600
Deutsche Bank AG Put – S&P 500 Index Strike Price 1,850
10	1,850.000	09/20/14	14,500
Deutsche Bank AG Put – S&P 500 Index Strike Price 1,925
5	1,925.000	09/20/14	14,985
JP Morgan Securities, Inc. Put – S&P 500 Index Strike Price 1,925
	1,925.000	08/16/14	86,500
Merrill Lynch International Bank Ltd. Call – RadioShack Corp. Strike Price 2.500
100,000	2.500	07/19/14	1,049

Contracts	Exercise Rate	Expiration Date	Value

Options on Futures
Deutsche Bank AG Put – Eurodollar Futures Strike Price 98.875
15	98.875	06/15/15	$—
Deutsche Bank AG Put – Eurodollar Futures Strike Price 99.625
80	99.625	03/14/16	21,224
Morgan Stanley & Co. International PLC Put – 5 Year U.S. Treasury Notes Futures Strike Price 119%
34	119.000	07/25/14	5,848
Morgan Stanley & Co. International PLC Put – 5 Year U.S. Treasury Notes Futures Strike Price 119%
22	119.000	08/22/14	6,875

TOTAL OPTIONS PURCHASED
(Cost $1,599,105)			$1,062,069

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investment(n) – 28.4%
Repurchase Agreement – 28.4%
Joint Repurchase Agreement Account II
$148,200,000	0.102%	07/01/14	$148,200,000
(Cost $148,200,000)

TOTAL INVESTMENTS BEFORE SHORT POSITIONS – 105.1%
(Cost $530,813,433)			$549,505,059

Shares	Description	Value

Common Stocks Sold Short – (2.8)%
Commercial Services & Supplies – (0.1)%
3,300	Deluxe Corp.	$(193,314)
6,900	Pitney Bowes, Inc.	(190,578)

		(383,892)

Electric Utilities – (0.8)%
19,067	American Electric Power Co., Inc.	(1,063,367)
14,350	Duke Energy Corp.	(1,064,626)
30,120	PPL Corp.	(1,070,164)
23,479	The Southern Co.	(1,065,477)

		(4,263,634)

Health Care Equipment & Supplies – (0.6)%
44,610	Medtronic, Inc.	(2,844,333)

Health Care Providers & Services* – (0.1)%
6,300	PharMerica Corp.	(180,117)

Hotels, Restaurants & Leisure* – (0.0)%
2,900	Life Time Fitness, Inc.	(141,346)

Media – (1.1)%
4,319	Charter Communications, Inc. Class A*	(684,043)
57,056	Comcast Corp. Class A	(3,062,766)
7,826	Live Nation Entertainment, Inc.*	(193,224)
473,636	Sirius XM Holdings, Inc.*	(1,638,781)

		(5,578,814)

Pharmaceuticals* – (0.1)%
8,106	Mallinckrodt PLC	(648,642)

Real Estate Investment Trusts – (0.0)%
600	Essex Property Trust, Inc.	(110,946)
500	Federal Realty Investment Trust	(60,460)

		(171,406)

Trading Companies & Distributors – (0.0)%
600	W.W. Grainger, Inc.	(152,562)

TOTAL COMMON STOCKS SOLD SHORT
(Cost $(13,733,823))		$(14,364,746)

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Shares	Description	Value

Exchange Traded Funds Sold Short – (4.9)%
54,453	Financial Select Sector SPDR Fund	$(1,238,261)
17,300	iShares Russell 3000 Growth Index Fund	(1,289,196)
43,174	iShares US Real Estate ETF	(3,099,462)
99,961	SPDR S&P 500 ETF Trust	(19,564,367)
1,500	SPDR S&P Oil & Gas Exploration & Production Fund ETF	(123,420)
2,900	The Energy Select Sector SPDR Fund	(290,290)
4,819	Utilities Select Sector SPDR Fund	(213,289)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT
(Cost $(25,111,807))		$(25,818,285)

TOTAL SECURITIES SOLD SHORT
(Cost $(38,845,630))		$(40,183,031)

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%		13,444,195

NET ASSETS – 100.0%		$522,766,223

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is pledged as collateral for securities sold short.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $34,775,544, which represents approximately 6.7% of net assets as of June 30, 2014.
(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at June 30, 2014.
(e)	Pay-in-kind securities.
(f)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2014.
(g)	Security is currently in default and/or non-income producing.
(h)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2014.
(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(j)	A portion of this security is segregated as collateral for initial margin requirements on swap transactions.

(k)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at June 30, 2014. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(l)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	Represents barrier rates.
(n)	Joint repurchase agreement was entered into on June 30, 2014. Additional information appears on page 44.

Currency Abbreviations:
AUD	—Australian Dollar
BGN	—New Bulgarian Lev
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
TRY	—Turkish Lira
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
ADR	—American Depositary Receipt
AUDOR	—Australian Dollar Offered Rate
CDOR	—Canadian Dollar Offered Rate
CHFOR	—Swiss Franc Offered Rate
ETF	—Exchange Traded Fund
EURO	—Euro Offered Rate
FNMA	—Federal National Mortgage Association
GO	—General Obligation
JIBAR	—Johannesburg Interbank Agreed Rate
JYOR	—Japanese Yen Offered Rate
KWCDC	—South Korean Won Certificate of Deposit
LIBOR	—London Interbank Offered Rate
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
OTC	—Over the Counter
RB	—Revenue Bond
SPA	—Stand-by Purchase Agreement
STIBOR	—Stockholm Interbank Offered Rate
TIIE	—La Tasa de Interbank Equilibrium Interest Rate

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At June 30, 2014, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain
GTCR Valor Cos., Inc., due 05/30/21	$84,000	$83,475	$315

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain
Barclays Bank PLC	AUD/USD	08/05/14	$275,993	$5,655
	BRL/USD	09/02/14	222,985	5,485
	CAD/AUD	08/14/14	106,197	1,594
	CLP/USD	08/22/14	129,490	990
	EUR/USD	09/04/14	556,037	3,796
	EUR/USD	10/15/14	171,917	717
	INR/EUR	07/30/14	111,612	4,560
	KRW/USD	08/22/14	181,889	3,389
	MXN/USD	07/15/14	60,732	732
	MXN/USD	08/14/14	115,864	864
	NZD/AUD	08/14/14	106,197	2,414
	PLN/USD	08/14/14	226,784	1,784
	SEK/EUR	08/14/14	309,516	443
	USD/BRL	10/02/14	2,502,887	9,167
	USD/CLP	08/22/14	128,115	385
	USD/EUR	09/04/14	341,725	466
	USD/ZAR	07/02/14	165,242	159
	USD/ZAR	07/22/14	231,662	3,338
	ZAR/USD	07/02/14	82,615	115
Credit Suisse International (London)	AUD/USD	08/22/14	146,892	2,592
	CAD/USD	08/14/14	356,018	7,518
	CHF/USD	07/02/14	199,598	1,476
	EUR/USD	07/02/14	1,689,731	9,986
	EUR/USD	08/06/14	38,346	279
	GBP/USD	07/02/14	2,934,145	19,824
	MXN/USD	08/14/14	455,964	2,464
	MXN/USD	08/22/14	124,577	77
	NZD/AUD	08/14/14	106,197	2,501
	NZD/USD	07/22/14	65,522	1,582
	NZD/USD	08/22/14	152,358	4,258
	PLN/USD	08/22/14	303,526	1,926
	TRY/USD	08/22/14	108,800	100
	USD/CHF	07/02/14	199,598	2,753
	USD/EUR	07/02/14	1,689,731	26,102
	USD/EUR	08/04/14	359,491	3,284
	USD/HUF	08/22/14	103,199	1,301
	USD/MXN	08/14/14	450,671	829
	USD/ZAR	07/22/14	231,689	3,311
	ZAR/USD	08/22/14	109,962	762

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain
Deutsche Bank AG (London)	AUD/CAD	08/14/14	$211,850	$74
	AUD/USD	08/14/14	216,623	4,573
	CAD/AUD	08/14/14	424,318	5,022
	CAD/EUR	02/25/19	268,914	5,599
	CAD/EUR	03/12/19	156,683	6,811
	CAD/USD	08/14/14	115,913	2,913
	CLP/USD	08/14/14	429,299	1,506
	EUR/USD	08/14/14	454,003	2,868
	GBP/EUR	08/14/14	302,668	2,745
	GBP/EUR	03/12/19	313,366	4,389
	GBP/EUR	03/14/19	327,181	5,807
	JPY/USD	09/03/14	141,099	1,599
	KRW/USD	08/22/14	202,748	2,848
	MXN/USD	08/14/14	683,180	1,680
	NZD/AUD	08/14/14	106,197	2,418
	USD/AUD	08/05/14	148,575	82
	USD/AUD	08/14/14	211,924	18
	USD/EUR	08/20/14	286,925	331
	USD/INR	08/22/14	192,585	2,415
	USD/MXN	08/22/14	124,081	419
	USD/NZD	08/14/14	49,257	78
	USD/NZD	09/16/14	79,966	61
	USD/ZAR	07/22/14	231,629	3,371
	ZAR/USD	07/02/14	82,627	127
JPMorgan Chase Bank (London)	CLP/USD	08/14/14	569,908	908
	CLP/USD	09/12/14	231,323	1,323
	EUR/USD	08/06/14	36,292	245
	EUR/USD	09/18/14	105,468	783
	GBP/USD	08/06/14	186,486	3,734
	INR/EUR	07/30/14	111,612	4,857
	NOK/EUR	08/14/14	154,758	157
	NZD/USD	08/04/14	4,799	158
	USD/CHF	08/06/14	237,446	1,195
	USD/EUR	08/06/14	1,584,512	13,973
	USD/MXN	08/14/14	112,343	157
	USD/ZAR	07/22/14	231,733	3,267
Merrill Lynch & Co., Inc.	AUD/USD	09/19/14	21,790,845	72,952
	CAD/USD	09/19/14	14,886,035	237,703
	CHF/USD	09/19/14	16,262,228	173,796
	EUR/USD	09/19/14	5,285,538	27,221
	GBP/USD	09/19/14	42,282,767	639,679
	JPY/USD	09/19/14	26,204,495	130,711
	MXN/USD	09/19/14	13,432,139	20,208
	NZD/USD	09/19/14	8,707,742	81,572
TOTAL				$1,611,331

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss
Barclays Bank PLC	AUD/CAD	08/14/14	$212,717	$(323)
	AUD/NZD	08/14/14	215,979	(3,585)
	BRL/USD	07/02/14	3,255,777	(12,897)
	BRL/USD	07/15/14	256,901	(1,212)
	CLP/USD	08/22/14	127,218	(382)
	CZK/EUR	08/14/14	641,630	(1,538)
	EUR/CAD	08/14/14	150,621	(2,711)
	EUR/GBP	08/14/14	153,795	(2,632)
	EUR/INR	07/30/14	113,265	(1,653)
	EUR/PLN	08/14/14	311,640	(2,809)
	EUR/ZAR	07/15/14	173,012	(1,154)
	GBP/EUR	07/22/14	321,815	(921)
	INR/USD	08/22/14	194,436	(564)
	PLN/USD	09/04/14	145,106	(1,160)
	USD/AUD	08/14/14	438,621	(2,782)
	USD/BRL	07/02/14	2,170,332	(79,600)
	USD/BRL	09/02/14	103,858	(3,358)
	USD/CLP	07/15/14	86,806	(689)
	USD/EUR	09/04/14	1,469,624	(6,575)
	USD/EUR	02/20/19	257,252	(2,841)
	USD/GBP	07/02/14	252,427	(8,478)
	USD/GBP	09/18/14	91,500	(1,839)
	USD/JPY	09/03/14	140,146	(646)
	USD/MXN	07/15/14	60,924	(924)
	USD/NZD	09/16/14	99,957	(305)
	USD/PLN	08/14/14	288,674	(674)
	USD/ZAR	07/15/14	897,581	(4,635)
	ZAR/EUR	07/15/14	174,130	(1,118)
	ZAR/USD	07/15/14	125,649	(157)
Credit Suisse International (London)	EUR/GBP	08/14/14	154,407	(3,244)
	HUF/USD	08/22/14	233,432	(3,268)
	TRY/USD	08/22/14	65,427	(73)
	USD/AUD	08/14/14	574,081	(5,081)
	USD/AUD	08/22/14	61,322	(1,322)
	USD/BRL	03/12/15	41,005	(1,202)
	USD/BRL	03/20/15	378,633	(30,427)
	USD/CHF	10/02/14	199,756	(1,479)
	USD/EUR	10/02/14	1,690,311	(9,979)
	USD/EUR	10/14/14	102,739	(39)
	USD/GBP	07/02/14	2,681,718	(87,924)
	USD/GBP	07/15/14	385,871	(7,593)
	USD/GBP	08/14/14	454,210	(6,079)
	USD/GBP	10/02/14	2,647,157	(14,069)
	USD/NZD	07/22/14	65,522	(1,471)
	USD/NZD	08/22/14	63,247	(2,247)
	USD/PLN	08/14/14	568,272	(1,772)
	USD/PLN	08/22/14	133,446	(446)
	USD/TRY	08/22/14	65,560	(60)
	USD/ZAR	08/22/14	81,061	(561)
	ZAR/NZD	08/14/14	156,926	(6,121)
	ZAR/USD	07/22/14	922,095	(17,905)
	ZAR/USD	08/22/14	78,866	(1,634)

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss
Deutsche Bank AG (London)	AUD/CAD	08/14/14	$106,683	$(486)
	AUD/NZD	08/14/14	106,951	(754)
	CLP/USD	09/12/14	112,930	(70)
	EUR/BGN	11/28/14	160,899	(434)
	EUR/CAD	08/14/14	122,676	(1,472)
	EUR/GBP	07/22/14	644,464	(834)
	EUR/GBP	08/14/14	152,462	(1,299)
	EUR/INR	07/30/14	112,312	(700)
	GBP/EUR	07/22/14	321,815	(848)
	INR/USD	08/22/14	152,389	(1,911)
	MXN/USD	08/22/14	207,001	(699)
	PLN/EUR	08/14/14	154,758	(362)
	USD/AUD	08/05/14	509,670	(4,020)
	USD/AUD	08/14/14	655,166	(2,059)
	USD/AUD	09/12/14	344,844	(1,844)
	USD/BRL	07/15/14	256,901	(6,901)
	USD/CAD	08/14/14	468,804	(7,304)
	USD/EUR	08/14/14	70,531	(268)
	USD/EUR	09/04/14	192,434	(914)
	USD/KRW	08/22/14	181,043	(2,543)
	USD/MXN	08/14/14	112,508	(8)
	USD/NZD	08/14/14	401,468	(3,678)
	USD/PLN	09/04/14	145,106	(1,035)
JPMorgan Chase Bank (London)	EUR/GBP	08/14/14	153,737	(2,574)
	EUR/USD	08/06/14	97,919	(1,450)
	MXN/USD	08/14/14	112,661	(339)
	PLN/EUR	08/14/14	154,073	(366)
	USD/AUD	08/14/14	211,924	(44)
	USD/EUR	09/18/14	271,887	(2,905)
	USD/GBP	07/15/14	184,807	(5,913)
	USD/GBP	08/06/14	733,967	(11,955)
	USD/GBP	09/18/14	182,145	(3,647)
Merrill Lynch & Co., Inc.	AUD/USD	09/19/14	1,529,843	(778)
	NZD/USD	09/19/14	59,703	(94)
	USD/AUD	09/19/14	766,154	(1,893)
	USD/CAD	09/19/14	9,022,370	(137,183)
	USD/CHF	09/19/14	4,490,841	(44,599)
	USD/EUR	09/19/14	4,287,580	(33,997)
	USD/GBP	09/19/14	2,811,254	(15,366)
	USD/JPY	09/19/14	4,833,162	(30,396)
	USD/MXN	09/19/14	3,678,198	(22,317)
	USD/NZD	09/19/14	20,874	(105)
State Street Bank and Trust	USD/EUR	09/30/14	108,623	(681)
TOTAL				$(709,203)

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
Australian 10 Year Government Bonds	184	September 2014	$20,902,277	$381,029
CAC40 Index	23	July 2014	1,392,660	(32,363)
Canada 10 Year Government Bonds	72	September 2014	9,175,353	40,623
DAX Index	23	September 2014	7,762,854	(53,304)
DJIA E-Mini Index	141	September 2014	11,801,700	(27,699)
Eurodollars	1,037	December 2015	256,826,012	46,884
Euro Stoxx 50 Index	236	September 2014	10,444,365	(103,953)
FTSE 100 Index	102	September 2014	11,714,908	(1,860)
Japan 10 Year Government Bonds	(4)	September 2014	(5,750,950)	(24,911)
Nasdaq 100 E-Mini Index	224	September 2014	17,205,440	210,729
Italian 10 Year Government Bonds	(9)	September 2014	(1,555,005)	(29,026)
Nikkei 225 Index	121	September 2014	9,041,706	(4,129)
Russell 2000 Mini Index	83	September 2014	9,879,490	204,177
S&P 500 E-Mini Index	43	September 2014	4,197,660	18,464
Topix Index	45	September 2014	5,608,065	73,151
Ultra Long U.S. Treasury Bonds	(4)	September 2014	(599,750)	(3,408)
3 Month Euribor Interest Rate	532	December 2015	181,725,387	87,043
3 Month Euribor Interest Rate	(14)	December 2016	(4,771,943)	(6,029)
3 Month Sterling Interest Rate	15	December 2015	3,151,436	(653)
5 Year German Euro-Bobl	(2)	September 2014	(350,897)	(2,032)
10 Year German Euro-Bund	80	September 2014	16,104,067	153,669
10 Year Mini Japanese Government Bonds	11	September 2014	1,581,403	5,443
10 Year U.K. Long Gilt	(2)	September 2014	(376,234)	(175)
5 Year U.S. Treasury Notes	(60)	September 2014	(7,167,656)	16,887
10 Year U.S. Treasury Notes	(46)	September 2014	(5,757,906)	(8,148)
20 Year U.S. Treasury Bonds	198	September 2014	27,163,125	214,498
TOTAL				$1,154,907

SWAP CONTRACTS — At June 30, 2014, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Bank of America Securities LLC	CAD	259	(a)	10/18/23	3.940%	6 month CDOR	$—	$6,447
		244	(a)	10/23/23	3.853	6 month CDOR	—	5,172
		400	(a)	10/29/23	3.845	6 month CDOR	(12,424)	20,713
Barclays Bank PLC	MXN	2,137	(a)	11/01/17	5.830	Mexico Interbank TIIE 28 Days	—	3,018
		2,218	(a)	11/06/17	5.900	Mexico Interbank TIIE 28 Days	—	3,322
	ZAR	3,182	(a)	01/22/18	8.187	3 month JIBAR	—	2,004
		2,352	(a)	01/29/18	8.595	3 month JIBAR	—	2,950
	SEK	26,709	(a)	06/16/18	3 month STIBOR	1.605%	—	(8,643)
	EUR	756		05/27/19	6 month EURO	1.240	—	(1,232)
	CHF	1,133	(a)	06/06/19	6 month CHFOR	0.688	—	2,905
	ZAR	5,540	(a)	09/30/19	7.825	3 month JIBAR	—	2,708
	CHF	851	(a)	06/06/21	1.500	6 month CHFOR	—	2,968

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Barclays Bank PLC (continued)	NOK	785	(a)	09/25/23	6 month NIBOR	4.270%	$—	$(4,759)
	SEK	828	(a)	09/25/23	3.625%	3 month STIBOR	—	4,919
	ZAR	7,500	(a)	09/30/23	9.295	3 month JIBAR	—	4,680
	NOK	794	(a)	11/11/23	6 month NIBOR	4.141	—	(3,951)
		2,439	(a)	11/13/23	6 month NIBOR	4.152	—	(12,297)
	ZAR	2,188	(a)	11/19/23	9.400	3 month JIBAR	—	1,781
		763	(a)	11/20/23	9.430	3 month JIBAR	—	682
		922	(a)	12/02/23	9.670	3 month JIBAR	—	1,401
	KRW	239,772	(a)	12/24/23	6 month KWCDC	3.760	—	(5,463)
	NOK	3,224	(a)	06/10/24	6 month NIBOR	3.655	—	(2,860)
	ZAR	3,000	(a)	11/25/28	10.650	3 month JIBAR	—	3,977
		3,400	(a)	01/23/29	10.850	3 month JIBAR	—	5,502
		771	(a)	11/14/33	3 month JIBAR	10.160	—	(954)
	CHF	248	(a)	06/02/34	2.330	6 month CHFOR	—	108
Citibank NA (London)	AUD	259	(a)	12/16/17	6 month AUDOR	3.800	—	(5,048)
	NZD	292	(a)	12/17/17	4.805	3 month NZDOR	—	1,685
	AUD	299	(a)	12/16/20	5.283	6 month AUDOR	—	8,255
	NZD	340	(a)	12/17/20	3 month NZDOR	5.903	—	(5,948)
Credit Suisse International (London)	CAD	2,609	(a)	06/13/18	2.191	6 month CDOR	—	2,563
	CHF	597	(a)	02/12/19	0.789	6 month CHFOR	—	(8,649)
		824	(a)	01/23/23	2.360	6 month CHFOR	—	47,475
		393	(a)	02/12/23	6 month CHFOR	1.980	—	13,927
	CAD	205	(a)	01/02/24	4.260	6 month CDOR	—	7,278
	SEK	3,542	(a)	06/10/24	3.036	3 month STIBOR	—	3,981
		3,610	(a)	06/10/24	3.025	3 month STIBOR	—	3,790
	CHF	124	(a)	05/27/34	2.360	6 month CHFOR	—	413
		248	(a)	06/03/34	2.328	6 month CHFOR	—	51
Deutsche Bank AG	$	1,000	(a)	07/22/19	1.895	3 month LIBOR	—	8,107
	CAD	600	(a)	04/03/24	3.830	6 month CDOR	—	9,488
	NZD	870	(a)	04/08/24	3 month NZDOR	5.615	—	(9,678)
	CAD	620	(a)	04/29/24	3.705	6 month CDOR	—	6,286
	$	387	(a)	07/22/24	3 month LIBOR	2.867	—	(8,163)
Deutsche Bank AG (Frankfurt)	NZD	3,940	(a)	03/19/16	4.545	3 month NZDOR	—	4,824
		1,447	(a)	06/22/16	4.538	3 month NZDOR	—	429
		3,374	(a)	06/22/16	4.425	3 month NZDOR	—	(2,104)
	EUR	510		03/25/17	6 month EURO	0.968	—	(2,310)
	NZD	1,336	(a)	04/13/17	4.700	3 month NZDOR	—	2,868
	AUD	255	(a)	12/16/17	6 month AUDOR	3.790	—	(4,912)
	NZD	253	(a)	12/17/17	4.810	3 month NZDOR	—	1,487
		697	(a)	03/19/18	3 month NZDOR	4.775	—	(2,155)
		697	(a)	03/19/18	3 month NZDOR	4.757	—	(1,860)
		795	(a)	03/24/18	3 month NZDOR	4.965	—	(2,263)
		802	(a)	04/04/18	3 month NZDOR	5.013	—	(2,807)
		779	(a)	06/09/18	3 month NZDOR	4.660	—	1,849
	CAD	1,207	(a)	06/13/18	2.208	6 month CDOR	—	1,537
	NZD	581	(a)	06/22/18	3 month NZDOR	4.733	—	(321)
		1,352	(a)	06/22/18	3 month NZDOR	4.635	—	2,336
	CHF	1,151	(a)	06/06/19	6 month CHFOR	0.700	—	3,276
	AUD	298	(a)	12/16/20	5.290	6 month AUDOR	—	8,281
	NZD	300	(a)	12/17/20	3 month NZDOR	5.900	—	(5,233)
	CHF	867	(a)	06/06/21	1.518	6 month CHFOR	—	3,461

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Deutsche Bank AG (Frankfurt) (continued)	NZD	477	(a)	10/25/23	3 month NZDOR	5.598%	$—	$(5,791)
		765	(a)	05/01/24	3 month NZDOR	5.403	—	(3,372)
		365	(a)	04/13/25	3 month NZDOR	5.238	—	(4,717)
Deutsche Bank AG (London)	ZAR	1,215	(a)	11/12/16	7.520%	3 month JIBAR	—	803
		3,065	(a)	11/02/17	7.762	3 month JIBAR	—	337
	MXN	6,000	(a)	09/24/19	6.120	Mexico Interbank TIIE 28 Days	—	21,177
		1,066	(a)	02/17/22	7.585	Mexico Interbank TIIE 28 Days	—	2,817
		210	(a)	02/18/22	7.550	Mexico Interbank TIIE 28 Days	—	531
		450	(a)	02/21/22	7.568	Mexico Interbank TIIE 28 Days	—	1,156
		371	(a)	02/24/22	7.465	Mexico Interbank TIIE 28 Days	—	828
		7,570	(a)	09/19/23	8.275	Mexico Interbank TIIE 28 Days	—	20,099
		918	(a)	11/22/23	8.747	Mexico Interbank TIIE 28 Days	—	3,541
		1,296	(a)	11/23/23	8.753	Mexico Interbank TIIE 28 Days	—	5,018
		2,259	(a)	11/28/23	8.460	Mexico Interbank TIIE 28 Days	—	6,833
		286	(a)	11/29/23	8.598	Mexico Interbank TIIE 28 Days	—	977
		202	(a)	12/01/23	8.600	Mexico Interbank TIIE 28 Days	—	690
		274	(a)	09/20/28	9.810	Mexico Interbank TIIE 28 Days	—	871
	ZAR	1,156	(a)	01/24/29	10.910	3 month JIBAR	—	1,985
	MXN	493	(a)	09/14/33	9.954	Mexico Interbank TIIE 28 Days	—	2,677
	ZAR	370	(a)	11/15/33	3 month JIBAR	10.160	—	(457)
JP Morgan Chase Bank (London)	NOK	3,363	(a)	06/10/24	6 month NIBOR	3.665	—	(3,207)
Morgan Stanley & Co. International PLC	ZAR	2,402	(a)	11/24/16	7.250	3 month JIBAR	—	380
TOTAL							$(12,424)	$170,470

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2014.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*
$2,568	(a)	07/02/16	3 month LIBOR	0.730%	$(7,613)
4,712	(a)	07/02/16	3 month LIBOR	0.746	(15,475)
3,538	(a)	07/03/16	3 month LIBOR	0.710	(8,983)
1,767	(a)	07/07/16	3 month LIBOR	0.725	(4,879)

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*
	$1,738	(a)	07/08/16	3 month LIBOR	0.746%	$(5,471)
	2,304	(a)	07/11/16	3 month LIBOR	0.688	(4,342)
	1,738	(a)	07/22/16	3 month LIBOR	0.660	(1,735)
	1,738	(a)	07/22/16	3 month LIBOR	0.676	(2,289)
	2,559	(a)	01/23/17	3 month LIBOR	1.220	(12,848)
	498	(a)	04/02/18	2.398%	3 month LIBOR	3,710
EUR	5,854	(a)	04/11/18	1.312	6 month EURO	41,521
	$475	(a)	06/09/18	2.210	3 month LIBOR	452
GBP	1,173	(a)	06/19/18	2.848	6 month GBP	598
	$2,263	(a)	11/30/18	3 month LIBOR	1.511	7,990
	884	(a)	12/19/18	2.930	3 month LIBOR	6,948
	569	(a)	12/20/18	2.970	3 month LIBOR	4,894
	1,134	(a)	12/23/18	3.125	3 month LIBOR	12,994
	608	(a)	12/28/18	3.106	3 month LIBOR	6,661
	609		03/09/19	3 month LIBOR	1.728	(6,354)
EUR	235	(a)	03/21/19	1.550	6 month EURO	3,798
	602	(a)	04/03/19	1.567	6 month EURO	9,807
GBP	294	(a)	06/16/19	2.968	6 month GBP	459
	1,196	(a)	06/19/19	6 month GBP	3.043	(294)
	$559	(a)	06/28/19	1.991	3 month LIBOR	8,161
	1,484	(a)	07/02/19	2.000	3 month LIBOR	21,927
	2,729	(a)	07/02/19	2.010	3 month LIBOR	41,663
	1,023	(a)	07/03/19	1.980	3 month LIBOR	14,037
	1,023	(a)	07/03/19	1.990	3 month LIBOR	14,535
	1,022	(a)	07/07/19	2.022	3 month LIBOR	15,736
	1,002	(a)	07/08/19	2.058	3 month LIBOR	17,127
	1,337	(a)	07/11/19	1.947	3 month LIBOR	15,340
	1,000	(a)	07/22/19	1.926	3 month LIBOR	9,598
	1,518	(a)	01/23/20	2.460	3 month LIBOR	31,100
EUR	3,292	(a)	04/11/20	6 month EURO	1.725	(73,187)
GBP	596	(a)	05/14/20	3.025	6 month GBP	962
	1,191	(a)	05/15/20	3.050	6 month GBP	3,305
	618	(a)	05/21/20	3.130	6 month GBP	619
	1,239	(a)	05/22/20	3.150	6 month GBP	1,990
	591	(a)	05/29/20	3.030	6 month GBP	(1,320)
EUR	955	(a)	06/05/20	6 month EURO	1.049	(9,336)
	473	(a)	06/09/20	6 month EURO	1.052	(4,627)
GBP	309	(a)	06/14/20	3.200	6 month GBP	859
	698	(a)	06/18/20	3.173	6 month GBP	1,315
	303	(a)	06/20/20	3.215	6 month GBP	952
	512	(a)	06/25/20	3.149	6 month GBP	519
	381	(a)	06/27/20	3.075	6 month GBP	(502)
	$1,332	(a)	11/26/20	4.090	3 month LIBOR	18,928
	653	(a)	11/27/20	4.060	3 month LIBOR	8,910
	599	(a)	11/27/20	4.061	3 month LIBOR	8,184
	910	(a)	11/27/20	4.110	3 month LIBOR	13,241
	597	(a)	11/29/20	4.057	3 month LIBOR	8,098
	597	(a)	11/29/20	4.062	3 month LIBOR	8,152
	597	(a)	11/29/20	4.108	3 month LIBOR	8,645

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*
EUR	764	(a)	12/04/20	6 month EURO	2.675%	$(21,128)
	990	(a)	02/19/21	6 month EURO	2.505	(20,664)
	2,442	(a)	03/21/21	6 month EURO	2.335	(37,848)
	1,247	(a)	04/03/21	6 month EURO	2.317	(18,266)
	$1,982	(a)	05/15/21	3 month LIBOR	2.159	7,245
JPY	231,917	(a)	05/20/21	0.880%	6 month JYOR	3,632
EUR	1,777	(a)	06/09/21	6 month EURO	2.130	(13,884)
	$13,725	(a)	09/22/21	3 month LIBOR	2.506	(206,657)
EUR	1,690	(a)	03/26/22	6 month EURO	2.522	(39,495)
GBP	2,740	(a)	05/13/22	6 month GBP	3.512	(6,917)
	1,366	(a)	05/14/22	6 month GBP	3.497	(2,820)
	229	(a)	10/07/22	3.546	6 month GBP	5,538
	$250	(a)	12/11/22	4.165	3 month LIBOR	8,954
	375	(a)	12/12/22	4.141	3 month LIBOR	13,024
EUR	555	(a)	01/23/23	6 month EURO	2.935	(40,336)
	125		02/10/23	6 month EURO	1.791	(8,744)
	2,041	(a)	02/19/23	3.058	6 month EURO	35,062
	654	(a)	04/06/23	2.869	6 month EURO	7,517
JPY	470,151	(a)	05/20/23	6 month JYOR	1.310	(5,452)
GBP	361	(a)	05/21/23	3.314	6 month GBP	(239)
	274	(a)	06/05/23	3.380	6 month GBP	1,041
EUR	3,716	(a)	06/09/23	2.726	6 month EURO	25,173
GBP	103		09/07/23	6 month GBP	2.665	250
	137	(a)	10/18/23	6 month GBP	3.768	(3,894)
	109	(a)	10/29/23	6 month GBP	3.955	(4,541)
	109	(a)	10/29/23	6 month GBP	3.959	(4,573)
	$1,583	(a)	11/26/23	3 month LIBOR	4.671	(22,201)
EUR	994	(a)	12/04/23	3.301	6 month EURO	32,696
	$163		02/29/24	3 month LIBOR	2.882	(5,903)
	631		03/09/24	3 month LIBOR	3.030	(30,878)
EUR	1,737	(a)	03/22/24	3.010	6 month EURO	33,167
	1,083	(a)	03/28/24	6 month EURO	2.695	(34,542)
	591	(a)	04/11/24	2.334	6 month EURO	26,484
GBP	1,397	(a)	05/22/24	6 month GBP	3.703	(2,560)
	700	(a)	05/22/24	6 month GBP	3.703	(1,282)
	348	(a)	05/23/24	6 month GBP	3.690	(518)
	700	(a)	05/23/24	6 month GBP	3.693	(1,087)
	348	(a)	05/31/24	6 month GBP	3.583	534
	556	(a)	05/31/24	6 month GBP	3.587	782
	641	(a)	05/31/24	6 month GBP	3.600	675
	117	(a)	06/03/24	3.460	6 month GBP	(9)
	697	(a)	06/03/24	6 month GBP	3.685	(882)
	99	(a)	06/05/24	3.550	6 month GBP	631
EUR	648	(a)	06/06/24	2.825	6 month EURO	2,723
GBP	102	(a)	06/12/24	3.540	6 month GBP	556
	415	(a)	06/13/24	6 month GBP	3.650	(102)
	576	(a)	06/13/24	6 month GBP	3.680	(617)
	285	(a)	06/16/24	6 month GBP	3.655	(103)
EUR	389	(a)	06/17/24	2.914	6 month EURO	2,437
GBP	1,186	(a)	06/18/24	6 month GBP	3.696	(1,766)
EUR	634	(a)	06/20/24	2.884	6 month EURO	3,487

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*
GBP	384	(a)	06/20/24	6 month GBP	3.625%	$185
	708	(a)	06/20/24	6 month GBP	3.661	(365)
	515	(a)	06/20/24	6 month GBP	3.710	(956)
EUR	379	(a)	06/23/24	2.806%	6 month EURO	1,341
GBP	431	(a)	06/27/24	6 month GBP	3.590	640
	207	(a)	06/27/24	6 month GBP	3.595	279
	578	(a)	06/27/24	6 month GBP	3.648	(63)
	289	(a)	06/27/24	6 month GBP	3.663	(151)
	$1,054	(a)	07/02/24	3 month LIBOR	2.961	(33,228)
	571	(a)	07/02/24	3 month LIBOR	2.966	(18,269)
	395	(a)	07/03/24	3 month LIBOR	2.973	(12,849)
	395	(a)	07/03/24	3 month LIBOR	2.980	(13,100)
	395	(a)	07/07/24	3 month LIBOR	3.000	(13,659)
	386	(a)	07/08/24	3 month LIBOR	3.020	(14,003)
	516	(a)	07/11/24	3 month LIBOR	2.920	(13,887)
	387	(a)	07/22/24	3 month LIBOR	2.869	(8,233)
	372	(a)	01/23/25	3 month LIBOR	3.380	(18,396)
	378	(a)	02/07/26	4.520	3 month LIBOR	7,129
EUR	724	(a)	02/20/26	6 month EURO	3.419	(15,643)
	1,532	(a)	03/26/26	2.918	6 month EURO	71,903
	$407	(a)	04/23/26	3.560	3 month LIBOR	9,992
JPY	161,981	(a)	05/22/26	1.819	6 month JYOR	3,314
EUR	1,326	(a)	06/09/26	6 month EURO	3.103	(11,981)
	$414	(a)	06/20/26	3.475	3 month LIBOR	5,435
	223	(a)	12/19/26	3 month LIBOR	4.229	(14,615)
	149	(a)	12/20/26	3 month LIBOR	4.223	(9,674)
	296	(a)	12/23/26	3 month LIBOR	4.303	(21,090)
	152	(a)	12/28/26	3 month LIBOR	4.270	(10,405)
GBP	456	(a)	10/09/28	6 month GBP	4.025	(7,440)
	$169	(a)	11/27/28	3 month LIBOR	4.550	(10,311)
	153	(a)	11/27/28	3 month LIBOR	4.559	(9,444)
	232	(a)	11/27/28	3 month LIBOR	4.597	(15,017)
	155	(a)	11/29/28	3 month LIBOR	4.549	(9,419)
	155	(a)	11/29/28	3 month LIBOR	4.553	(9,471)
	155	(a)	11/29/28	3 month LIBOR	4.588	(9,893)
EUR	307	(a)	12/04/28	6 month EURO	3.585	(11,257)
	$1,959	(a)	02/09/29	3 month LIBOR	4.581	(21,082)
	2,379	(a)	03/06/29	3 month LIBOR	4.516	(22,339)
EUR	560	(a)	03/26/29	6 month EURO	3.119	(33,924)
	$3,314	(a)	04/27/29	3 month LIBOR	4.250	(13,038)
GBP	632	(a)	05/20/29	6 month GBP	3.790	(324)
	375	(a)	06/03/29	6 month GBP	3.829	(1,061)
	324	(a)	06/05/29	6 month GBP	3.840	(1,138)
	136	(a)	06/05/29	6 month GBP	3.843	(497)
	316	(a)	06/05/29	6 month GBP	3.865	(1,594)
	323	(a)	06/12/29	6 month GBP	3.866	(1,642)
JPY	45,361	(a)	11/01/32	2.606	6 month JYOR	1,634
	$204	(a)	12/11/33	3 month LIBOR	4.721	(9,564)
	307	(a)	12/12/33	3 month LIBOR	4.702	(14,005)
	982	(a)	02/07/34	4.410	3 month LIBOR	12,792
	3,394	(a)	03/06/34	4.347	3 month LIBOR	38,011

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*
EUR	113	(a)	05/27/34	6 month EURO	3.014%	$(1,303)
	220	(a)	05/30/34	6 month EURO	2.980	(1,774)
	219	(a)	05/30/34	6 month EURO	2.985	(1,885)
GBP	280	(a)	06/04/34	3.790%	6 month GBP	398
	235	(a)	06/05/34	3.800	6 month GBP	454
	245	(a)	06/12/34	3.810	6 month GBP	607
JPY	50,573	(a)	11/01/37	6 month JYOR	2.465	1,941
	$2,089	(a)	03/06/39	3 month LIBOR	4.147	(18,544)
	3,102	(a)	04/27/39	4.089	3 month LIBOR	36,779
GBP	92		01/22/44	6 month GBP	3.316	(2,585)
	50		01/22/44	6 month GBP	3.348	(2,708)
	$1,719	(a)	04/27/44	3 month LIBOR	4.020	(25,226)
	210	(a)	04/23/46	3 month LIBOR	3.784	(7,789)
	211	(a)	06/20/46	3 month LIBOR	3.721	(4,555)
	TOTAL					$(418,382)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2014.
*	There are no upfront payments on the swap contract(s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

							Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)		Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Protection Purchased:
Barclays Bank PLC	Federal Republic of Brazil, 12.250%, 03/06/30		$200	(1.000)%	12/20/16	0.661%	$2,777	$(5,027)
	Darden Restaurants, Inc., 6.000%, 08/15/35		80	(1.000)	06/20/17	0.710	(943)	233
	Safeway, Inc., 7.250%, 02/01/31		150	(1.000)	03/20/18	1.874	1,277	3,010
	Renault SA, 5.625%, 03/22/17	EUR	200	(1.000)	03/20/18	0.770	(198)	(2,911)
	Intesa Sanpaolo SPA, 4.750%, 06/15/17		150	(3.000)	12/20/18	0.812	(6,629)	(14,889)
	Reed Elsevier Investment, 5.625%, 10/20/16		150	(1.000)	03/20/19	0.419	(4,630)	(1,546)
	Bank of America Corp., 5.650%, 05/01/18		$150	(1.000)	03/20/19	0.627	(808)	(2,183)
	Republic of South Africa, 5.500%, 03/09/20		500	(1.000)	03/20/19	1.638	30,084	(17,137)
	Ford Motor Credit Co. LLC, 5.000%, 05/15/18		70	(5.000)	03/20/19	0.641	(11,977)	(2,952)
	Ford Motor Credit Co. LLC, 5.000%, 05/15/18		70	(5.000)	06/20/19	0.690	(13,712)	(1,719)

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (continued)

								Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)		Rates Received (Paid)		Termination Date	Credit Spread at June 30, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Credit Suisse International (London)	Kingfisher PLC, 5.625%, 12/15/14	EUR	150	(1.000	) %	12/20/18	0.460%	$(1,127)	$(4,392)
Deutsche Bank AG (London)	Astaldi Spa 7.125%, 12/01/20		260	(1.000)		09/20/16	1.306	3,501	(1,159)
	Sainsbury (J) PLC, 4.250%, 07/16/14		500	(1.000)		03/20/18	0.722	(1,260)	(7,732)
	Republic of Indonesia, 6.875%, 03/09/17		$30	(1.000)		12/20/18	1.338	1,654	(1,305)
	Republic of Korea, 4.875%, 09/22/14		50	(1.000)		12/20/18	0.448	(600)	(753)
	Carlsberg Breweries A/S, 3.375%, 10/13/17	EUR	100	(1.000)		12/20/18	0.591	(515)	(2,358)
	Rite Aid Corp., 7.700%, 02/15/27		$25	(5.000)		12/20/18	2.177	(2,282)	(1,075)
	Reed Elsevier Investment, 5.625%, 10/20/16	EUR	150	(1.000)		03/20/19	0.419	(4,636)	(1,539)
	Normura Holdings, Inc., 6.700%, 03/04/20	JPY	40,000	(1.000)		03/20/19	0.725	(366)	(5,858)
	JC Penney Corp., Inc., 6.375%, 10/15/36		$25	(5.000)		03/20/19	7.431	5,584	(3,675)
	Tranches of Commercial Mortgages-Backed Index BBB Series 6		100	(3.000)		05/11/63	2.992	9,160	(11,321)
JP Morgan Chase Bank (London)	HCA, Inc., 8.000%, 10/01/18		115	(5.000)		06/20/19	2.109	(16,074)	(1,073)
Protection Sold:
Barclays Bank PLC	JPMorgan Chase & Co., 4.750%, 03/01/15		150	1.000		03/20/19	0.523	1,556	2,165
	Safeway, Inc., 7.250%, 02/01/31		150	1.000		03/20/19	2.710	(4,659)	(6,184)
	General Motors Co., 6.250%, 10/02/43		70	5.000		03/20/19	1.186	10,555	2,504
	Darden Restaurants, Inc., 6.000%, 08/15/35		80	1.000		06/20/19	1.558	(1,406)	(471)
	General Motors Co., 6.250%, 10/02/43		70	5.000		06/20/19	1.259	11,250	2,134
	Renault SA, 5.625%, 03/22/17	EUR	200	1.000		12/20/20	1.368	(9,862)	4,464
Deutsche Bank AG (London)	Sainsbury (J) PLC, 4.250%, 07/16/14		500	1.000		03/20/19	0.956	(4,998)	8,340
	Astaldi Spa, 7.125%, 12/01/20		260	1.000		09/20/19	3.426	(33,784)	(7,120)
TOTAL								$(43,068)	$(81,529)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Protection Purchased:
iTraxx Europe Crossover Index 20	EUR 528	(5.000)%	12/20/18	2.040%	$(43,119)	$(56,279)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

WRITTEN OPTIONS CONTRACTS — At June 30, 2014, the Fund had the following written options:

CURRENCY WRITTEN OPTION CONTRACTS

Counterparty	Description	Notional Amount (000s)		Expiration Date	Strike Price	Value
Barclays Bank PLC	Put NZD/Call JPY Strike Price 83.000%	NZD	1,960	07/01/14	83.000%	$—
	Call GBP/Put EUR Strike Price 0.813%	GBP	548	07/02/14	0.813	(14,590)
	Put GBP/Call EUR Strike Price 0.813%		548	07/02/14	0.813	—
	Put EUR/Call USD Strike Price 1.336%	EUR	1,128	07/03/14	1.336	—
	Call USD/Put JPY Strike Price 102.4%		$921	08/01/14	102.4	(2,054)
	Put USD/Call JPY Strike Price 102.4%		921	08/01/14	102.4	(12,515)
	Call EUR/Put GBP Strike Price 0.800%	EUR	564	08/18/14	0.800	(5,651)
	Put EUR/Call GBP Strike Price 0.800%		564	08/18/14	0.800	(4,902)
	Call EUR/Put NOK Strike Price 8.600%		278	09/02/14	8.600	(1,350)
	Put EUR/Call NOK Strike Price 8.337%		278	09/02/14	8.337	(276)
	Call NZD/Put USD Strike Price 0.890%	NZD	941	09/12/14	0.890	(3,336)
	Put NZD/Call USD Strike Price 0.810%		706	09/12/14	0.810	(442)
	Call EUR/Put NOK Strike Price 8.473%	EUR	907	10/01/14	8.473	(12,541)
	Put EUR/Call NOK Strike Price 7.880%		907	10/01/14	7.880	(390)
	Call EUR/Put USD Strike Price 1.450%		516	04/22/15	1.450	(2,861)
	Put AUD/Call USD Strike Price 0.860%	AUD	937	06/29/15	0.860	(10,896)
Deutsche Bank AG (London)	Call EUR/Put SEK Strike Price 9.280%	EUR	573	08/04/14	9.280	(2,574)
	Put EUR/Call SEK Strike Price 9.040%		573	08/04/14	9.040	(2,248)
	Call EUR/Put SEK Strike Price 9.082%		564	08/07/14	9.082	(10,087)
	Put EUR/Call SEK Strike Price 9.082%		564	08/07/14	9.082	(3,421)
	Call USD/Put CAD Strike Price 1.145%		$746	08/22/14	1.145	(28)
	Put EUR/Call NOK Strike Price 8.270%	EUR	278	09/02/14	8.270	(1,344)
	Put NZD/Call USD Strike Price 0.850%	NZD	235	09/12/14	0.850	(1,095)
	Put NZD/Call USD Strike Price 0.850%		470	09/12/14	0.850	(2,191)
	Put USD/Call JPY Strike Price 99.9%		$689	11/26/14	99.9	(7,695)
	Put USD/Call AUD Strike Price 0.953%		689	11/26/14	0.953	(5,057)
	Put AUD/Call USD Strike Price 0.860%	AUD	937	06/29/15	0.860	(10,896)
	Call EUR/Put USD Strike Price 1.537%	EUR	516	03/04/19	1.537	(29,950)
	Put EUR/Call USD Strike Price 1.200%		516	03/04/19	1.200	(12,435)

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CURRENCY WRITTEN OPTION CONTRACTS (continued)

Counterparty	Description	Notional Amount (000s)		Expiration Date	Strike Price	Value
JPMorgan Chase Bank (London)	Call EUR/Put GBP Strike Price 0.801%	EUR	564	08/18/14	0.801%	$(5,343)
	Put EUR/Call GBP Strike Price 0.801%		564	08/18/14	0.801	(5,173)
	Call USD/Put JPY Strike Price 103.5%		$918	11/26/14	103.5	(6,798)
	Put AUD/Call NZD Strike Price 1.050%	AUD	1,874	06/29/15	1.050	(15,955)
TOTAL (Premium Received $278,103)			23,894			$(194,094)

For the period ended June 30, 2014, the Fund had the following written options activities:

CURRENCY WRITTEN OPTION CONTRACTS

	Notional Amount (000s)	Premiums Received
Contracts Outstanding December 31, 2013	$3,660	$53,503
Contracts Written	57,766	456,937
Contracts Bought to Close	(29,586)	(150,912)
Contracts Expired	(7,946)	(81,425)
Contracts Outstanding June 30, 2014	$23,894	$278,103

OPTIONS ON FUTURES CONTRACTS

Counterparty	Description	Contracts	Expiration Date	Strike Price	Value
Deutsche Bank AG	Call -10 Year German Euro-Bund Strike Price 147	5	08/22/14	1.470%	$(6,367)
	Call - Eurodollar Futures Strike Price 99.625	6	03/16/15	0.996	(4,570)
	Put - Eurodollar Futures Strike Price 98.625	15	06/15/15	0.986	—
	Call - Eurodollar Futures Strike Price 99.625	4	09/14/15	0.996	(450)
	Put - Eurodollar Futures Strike Price 99.375	80	03/14/16	0.994	(13,009)
TOTAL (Premium Received $43,932)		110			$(24,396)

For the period ended June 30, 2014, the Fund had the following written options activity:

OPTIONS ON FUTURES CONTRACTS

	Contracts	Premiums Received
Contracts Outstanding December 31, 2013	35	$13,881
Contracts Written	231	60,684
Contracts Bought to Close	(67)	(10,866)
Contracts Expired	(89)	(19,767)
Contracts Outstanding June 30, 2014	110	$43,932

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

INTEREST RATE SWAPTION CONTRACTS

Counterparty	Description	Notional Amount (000s)		Expiration Date	Strike Price	Value
Credit Suisse International (London)	Call - OTC USD 3 month LIBOR Strike Price 0.670%		$1,353	08/28/14	0.670%	$(1,630)
	Call - OTC USD 3 month LIBOR Strike Price 4.500%		183	09/25/15	4.500	(2,058)
Deutsche Bank AG	Call - OTC USD 3 month LIBOR Strike Price 2.258%		3,857	07/25/14	2.258	(41)
	Call - OTC USD 3 month LIBOR Strike Price 0.700%		1,350	08/26/14	0.700	(1,176)
	Call - OTC USD 3 month LIBOR Strike Price 4.415%		918	03/27/17	4.415	(8,455)
	Call - OTC USD 3 month LIBOR Strike Price 4.393%		1,834	03/27/17	4.393	(17,246)
	Call - OTC USD 3 month LIBOR Strike Price 5.135%		3,308	03/05/19	5.135	(43,127)
Deutsche Bank AG (Frankfurt)	Call - OTC EUR 6 month EURO Strike Price 0.600%	EUR	6,350	09/30/14	0.600	(116)
	Call - OTC GBP 6 month GBP Strike Price 3.030%	GBP	1,100	11/19/14	3.030	(16,269)
	Call - OTC EUR 6 month EURO Strike Price 0.750%	EUR	3,175	04/01/15	0.750	(1,325)
	Call - OTC GBP 6 month GBP Strike Price 2.575%	GBP	2,304	06/15/15	2.575	(8,931)
	Call - OTC GBP 6 month GBP Strike Price 4.000%		183	09/26/17	4.000	(4,093)
	Call - OTC GBP 6 month GBP Strike Price 4.000%		730	09/26/17	4.000	(16,359)
JPMorgan Chase Bank (London)	Call - OTC EUR 6 month EURO Strike Price 0.750%	EUR	3,199	04/02/15	0.750	(1,359)
	Call - OTC USD 3 month LIBOR Strike Price 1.950%		$6,912	06/03/15	1.950	(11,662)
	Call - OTC GBP 6 month GBP Strike Price 3.250%	GBP	691	06/16/15	3.250	(18,882)
	Call - OTC GBP 6 month GBP Strike Price 3.250%		461	06/16/15	3.250	(12,583)
	Put - OTC GBP 6 month GBP Strike Price 2.933%		501	05/31/16	2.933	(17,645)
Morgan Stanley & Co. International PLC	Call - OTC EUR 6 month EURO Strike Price 0.600%	EUR	6,920	09/30/14	0.600	(126)
	Call - OTC USD 3 month LIBOR Strike Price 2.075%		$3,850	02/20/15	2.075	(15,722)
	Call - OTC USD 3 month LIBOR Strike Price 5.035%		244	11/19/15	5.035	(759)
	Put - OTC GBP 6 month GBP Strike Price 2.928%	GBP	501	06/02/16	2.928	(17,537)
	Call - OTC USD 3 month LIBOR Strike Price 2.785%		$13,536	06/20/16	2.785	(26,470)
	Call - OTC USD 3 month LIBOR Strike Price 4.396%		1,999	03/27/17	4.396	(18,735)
	Call - OTC USD 3 month LIBOR Strike Price 5.000%		707	03/12/18	5.000	(19,260)
TOTAL (Premium Received $526,858)			66,166			$(281,566)

For the period ended June 30, 2014, the Fund had the following written options activity:

INTEREST RATE SWAPTION CONTRACTS

	Notional Amount (000s)	Premiums Received
Contracts Outstanding December 31, 2013	$13,882	$193,768
Contracts Written	70,574	532,083
Contracts Bought to Close	(17,671)	(198,823)
Contracts Expired	(619)	(170)
Contracts Outstanding June 30, 2014	$66,166	$526,858

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OPTIONS ON EQUITIES CONTRACTS

Counterparty	Description	Contracts	Expiration Date	Strike Price	Value
Deutsche Bank AG (Premium Received $34,848)	Put - S&P 500 Index	50	08/16/14	1,825%	$(26,400)

For the period ended June 30, 2014, the Fund had the following written options activity:

OPTIONS ON EQUITIES

	Contracts	Premiums Received
Contracts Outstanding December 31, 2013	—	$—
Contracts Written	778	88,519
Contracts Bought to Close	(306)	(23,268)
Contracts Expired	(186)	(11,276)
Contracts Assigned	(236)	(19,127)
Contracts Outstanding June 30, 2014	50	$34,848

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2014, the Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of July 1, 2014, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$148,200,000	$148,200,422	$152,241,260

REPURCHASE AGREEMENTS — At June 30, 2014, the Principal Amount of the Fund’s interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Principal Amounts
BNP Paribas Securities Co.	0.110%	$8,063,990
Citigroup Global Markets, Inc.	0.100	18,531,048
Merrill Lynch & Co., Inc.	0.100	24,191,969
TD Securities (USA) LLC	0.100	26,879,965
TD Securities (USA) LLC	0.110	26,879,965
Wells Fargo Securities LLC	0.100	43,653,063
TOTAL		$148,200,000

At June 30, 2014, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.126% to 1.460%	12/10/15 to 11/21/18
Federal Home Loan Bank	2.875	06/14/24
Federal Home Loan Mortgage Corp.	0.500 to 6.500	04/17/15 to 06/01/44
Federal National Mortgage Association	0.875 to 6.500	04/01/15 to 07/01/44
Government National Mortgage Association	2.500 to 6.500	05/20/27 to 06/15/44
United States Treasury Bonds	3.625 to 4.750	02/15/41 to 08/15/43
United States Treasury Notes	0.250 to 2.625	08/31/14 to 04/30/21

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $382,613,433)	$401,305,059
Repurchase agreement, at value which equals cost	148,200,000
Cash	2,277,784
Foreign currency, at value (cost $991,608)	995,708
Receivables:
Fund shares sold	12,138,895
Investments sold	5,489,537
Investments sold on an extended settlement basis	179,390
Collateral on certain derivative contracts(a)	8,312,077
Dividends and interest	1,971,498
Unrealized gain on forward foreign currency exchange contracts	1,611,331
Variation margin on certain derivative contracts	363,606
Reimbursement from investment adviser	342,152
Unrealized gain on swap contracts	312,474
Upfront payments made on swap contracts	77,398
Due from broker — upfront payment	48,916
Foreign tax reclaims	9,456
Other assets	229,170
Total assets	583,864,451

Liabilities:
Payables:
Investment sold short, at value (proceeds received $38,845,630)	40,183,031
Investments purchased on an extended settlement basis	8,478,468
Investments purchased	8,277,583
Amounts owed to affiliates	853,625
Unrealized loss on forward foreign currency exchange contracts	709,203
Written option contracts, at value (premium received $883,741)	526,456
Fund shares redeemed	310,851
Collateral on certain derivative contracts	310,000
Unrealized loss on swap contracts	223,533
Dividend expense payable on securities sold short	114,693
Upfront payments received on swap contracts	132,890
Variation margin on certain derivative contracts	35,919
Due to broker	22,218
Accrued expenses and other liabilities	919,758
Total liabilities	61,098,228

Net Assets:
Paid-in capital	500,971,005
Undistributed net investment income	532,061
Accumulated net realized gain	1,873,138
Net unrealized gain	19,390,019
NET ASSETS	$522,766,223
Net Assets:
Class A	$119,047,903
Class C	18,818,479
Institutional	369,227,542
Class IR	15,645,264
Class R	27,035
Total Net Assets	$522,766,223
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	11,036,737
Class C	1,760,544
Institutional	34,078,349
Class IR	1,445,865
Class R	2,514
Net asset value, offering and redemption price per share:(b)
Class A	$10.79
Class C	10.69
Institutional	10.83
Class IR	10.82
Class R	10.75

(a)	Includes segregated cash of $6,672,077 relating to initial margin requirements on futures transactions.
(b)	Maximum public offering price per share for Class A Shares is $11.42. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

Investment income:
Interest	$2,702,546
Dividends (net of foreign withholding taxes of $29,648)	1,902,714
Total investment income	4,605,260

Expenses:
Management fees	3,524,402
Custody, accounting and administrative services	356,195
Amortization of offering costs	317,988
Professional fees	259,505
Dividend expense for investments sold short	191,521
Transfer Agent fees(a)	133,521
Distribution and Service fees(a)	122,486
Printing and mailing costs	65,866
Registration fees	60,957
Trustee fees	50,380
Other	152,909
Total expenses	5,235,730
Less — expense reductions	(962,655)
Net expenses	4,273,075
NET INVESTMENT INCOME	332,185

Net realized gain (loss) from:
Investments	(195,209)
Investments sold short	(261,639)
Futures contracts	2,016,304
Written options	176,307
Swap contracts	73,631
Forward foreign currency exchange contracts	(173,329)
Foreign currency transactions	172,438
Net change in unrealized gain (loss) on:
Investments	12,972,769
Investments sold short	(1,337,401)
Futures contracts	525,420
Unfunded loan commitments	309
Written options	399,248
Swap contracts	(336,219)
Forward foreign currency exchange contracts	795,076
Foreign currency transactions	2,471
Net realized and unrealized gain	14,830,176
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,162,361

(a)	Class specific Distribution and Service, and Transfer Agent fees were as follows:

Distribution and Service Fees			Transfer Agent Fees
Class A	Class C	Class R	Class A	Class C	Institutional	Class IR	Class R
$80,947	$41,474	$65	$61,519	$7,880	$53,679	$10,418	$25

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Period Ended December 31, 2013(a)
From operations:
Net investment income (loss)	$332,185	$(143,235)
Net realized gain	1,808,503	1,274,851
Net change in unrealized gain	13,021,673	6,368,346
Net increase in net assets resulting from operations	15,162,361	7,499,962

Distributions to shareholders:
From net realized gains
Class A Shares	—	(115,948)
Class C Shares	—	(5,511)
Institutional Shares	—	(731,502)
Class IR Shares	—	(37,110)
Class R Shares	—	(147)
Total distributions to shareholders	—	(890,218)

From share transactions:
Proceeds from sales of shares	393,023,545	189,767,210
Reinvestment of distributions	—	835,259
Cost of shares redeemed	(76,076,562)	(6,655,334)
Net increase in net assets resulting from share transactions	316,946,983	183,947,135
TOTAL INCREASE	332,109,344	190,556,879

Net assets:
Beginning of period	190,656,879	100,000
End of period	$522,766,223	$190,656,879
Undistributed net investment income	$532,061	$199,876

(a)	Commenced operations on April 30, 2013.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout The Period

		Income (loss) from investment operations
Year - Share Class	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain	Total from investment operations	Distribution to shareholders from net realized gains
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
2014 - A	$10.46	$(0.01)	$0.34	$0.33	$—
2014 - C	10.40	(0.05)	0.34	0.29	—
2014 - Institutional	10.49	0.02	0.32	0.34	—
2014 - IR	10.48	0.01	0.33	0.34	—
2014 - R	10.44	(0.02)	0.33	0.31	—

FOR THE PERIOD ENDED DECEMBER 31,
2013 - A (Commenced April 30, 2013)	10.00	(0.03)	0.55	0.52	(0.06)
2013 - C (Commenced April 30, 2013)	10.00	(0.08)	0.54	0.46	(0.06)
2013 - Institutional (Commenced April 30, 2013)	10.00	(0.01)	0.56	0.55	(0.06)
2013 - IR (Commenced April 30, 2013)	10.00	(0.01)	0.55	0.54	(0.06)
2013 - R (Commenced April 30, 2013)	10.00	(0.06)	0.56	0.50	(0.06)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets (including dividend expenses for securities sold short)(c)	Ratio of net expenses to average net assets (excluding dividend expenses for securities sold short)(c)	Ratio of total expenses to average net assets (including dividend expenses for securities sold short)(c)	Ratio of total expenses to average net assets (excluding dividend expenses for securities sold short)(c)	Ratio of net investment income (loss) to average net assets(c)	Portfolio turnover rate(d)

$10.79	3.15%	$119,048	2.75%	2.62%	3.22%	3.09%	(0.17)%	68%
10.69	2.79	18,818	3.51	3.38	3.99	3.85	(0.94)	68
10.83	3.34	369,228	2.31	2.21	2.76	2.66	0.31	68
10.82	3.24	15,645	2.47	2.36	2.94	2.83	0.15	68
10.75	2.97	27	2.95	2.86	3.39	3.30	(0.32)	68

10.46	5.20	25,304	2.55	2.55	3.88	3.88	(0.42)	102
10.40	4.60	1,427	3.30	3.30	4.72	4.72	(1.19)	102
10.49	5.40	156,849	2.15	2.15	3.64	3.64	(0.17)	102
10.48	5.40	7,051	2.30	2.30	3.62	3.62	(0.19)	102
10.44	5.00	26	2.79	2.79	4.36	4.36	(0.90)	102

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Multi-Manager Alternatives Fund (the “Fund”). The Fund is a non-diversified portfolio and currently offers five classes of shares: Class A, Class C, Class IR, Class R and Institutional Shares. The Fund commenced operations on April 30, 2013.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Class IR and Class R Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust. As of June 30, 2014, GSAM had sub-advisory agreements (the “Sub-Advisory Agreements”) for the Fund with Ares Capital Management II, LLC (“Ares”), Brigade Capital Management, LLC (“Brigade”), First Pacific Advisors, LLC (“FPA”), GAM International Management Limited (“GAM”), Graham Capital Management, L.P. (“GCM”), Halcyon Liquid Strategies IC Management LP (“Halcyon”), Lateef Investment Management, L.P. (“Lateef”) and Sirios Capital Management, L.P. (“Sirios”) (the “Underlying Managers”). Pursuant to the terms of the Sub-Advisory Agreements, the Underlying Managers are responsible for making investment decisions and managing the investments of the Fund. GSAM compensates the Underlying Managers directly in accordance with the terms of the Sub-Advisory Agreements. The Fund is not charged any separate or additional investment advisory fees by the Underlying Managers.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income and dividend income, net of any foreign withholding taxes, less any amounts reclaimable. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of the REIT.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments are made or received upon entering into a swap agreement and are reflected in the Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting interest rate swaps whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as gains or losses. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agent and Service and Shareholder Administration fees. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D.  Offering Costs — Offering costs paid in connection with the offering of shares of the Fund were being amortized on a straight-line basis over 12 months from the date of commencement of operations.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

E.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are declared and paid annually.

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F.  Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in United States (“U.S.”) dollars. Assets and liabilities denominated in foreign currencies are translated into U.S dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency transactions. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Senior Term Loans — Senior term loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, Assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

ii.  Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

positions, at the end of each day on the board of the trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Securities Sold Short — Securities sold short are those securities which the Fund has sold but which it does not own. When the Fund sells a security it does not own, it must borrow the position that was sold and deliver it to the broker through which it made the short sale. In addition, certain investments in securities and repledged collateral may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

B.  Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from a third party pricing vendors such investments are classified as Level 3 investments.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of June 30, 2014:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks(a)
Asia	$1,233,352	$854,321	$—
Europe	24,359,967	8,515,935	—
North America	175,329,253	—	—
Preferred Stocks	—	6,193,448	—
Fixed Income
Corporate Obligations	—	89,371,643	206,297
U.S. Treasury Obligations and/or Other U.S. Government Agencies	54,986,725	191,473	—
Foreign Debt Obligations	1,919,962	5,537,782	—
Municipal Debt Obligations	—	1,965,491	—
Senior Term Loans	—	27,650,009	1,927,332
Unfunded Loan Commitment(b)	—	315	—
Short-term Investment	—	148,200,000	—
Total	$257,829,259	$288,480,417	$2,133,629
Liabilities
Common Stocks Sold Short	$(14,364,746)	$—	$—
Exchange Traded Funds Sold Short	(25,818,285)	—	—
Total	$(40,183,031)	$—	$—

Derivative Type
Assets
Options Purchased	$—	$1,062,069	$—
Forward Foreign Currency Exchange Contracts(b)	—	1,611,331	—
Futures Contracts(b)	1,452,597	—	—
Interest Rate Swap Contracts(b)	—	1,067,801	—
Credit Default Swap Contracts(b)	—	22,850	—
Total	$1,452,597	$3,764,051	$—
Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(709,203)	$—
Futures Contracts(b)	(297,690)	—	—
Interest Rate Swap Contracts(b)	—	(1,315,713)	—
Credit Default Swap Contracts(b)	—	(160,658)	—
Written Options Contracts	—	(526,456)	—
Total	$(297,690)	$(2,712,030)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts as of June 30, 2014. These instruments were used to meet the Fund’s investment objectives and to obtain and/or manage exposure related to the risks below. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Receivable for unrealized gain on swap contracts; Variation margin on certain derivative contracts; Investments, at value	$2,641,161	(a)	Payable for unrealized loss on swap contracts; Variation margin on certain derivative contracts; Written options, at value	$(1,696,057)	(a)(b)
Credit	Receivable for unrealized gain on swap contracts; Investments, at value	41,742		Payable for unrealized loss on swap contracts	(160,658)	(a)(b)
Equity	Variation margin on certain derivative contracts; Investments, at value	626,155	(a)	Variation margin on certain derivative contracts; Written options, at value	(249,708)	(a)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Investments, at value	1,907,590		Payable for unrealized loss on forward foreign currency exchange contracts; Written options, at value	(903,297)
Total		$5,216,648			$(3,009,720)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(b)	Aggregate of amounts include $223,533, which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. The amount does not include incremental charges directly associated with the close-out of the agreements. It also does not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

The following table sets forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2014. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from investments, futures contracts, swap contracts and written options/Net change in unrealized gain (loss) on investments, futures contracts swap contracts and written options	$824,275	$662,059	2,306
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	(24,164)	(86,431)	30
Equity	Net realized gain (loss) from investments, futures contracts, and written options/Net change in unrealized gain (loss) on investments, futures contracts and written options	1,007,254	(517,416)	698
Currency	Net realized gain (loss) from investments, forward foreign currency exchange contracts and written options/ Net change in unrealized gain (loss) on investments, forward foreign currency exchange contracts and written options	(198,663)	717,217	639
Total		$1,608,702	$775,429	3,673

(a)	Average number of contracts is based on the average of month end balances for the period ended June 30, 2014.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

4. INVESTMENTS IN DERIVATIVES (continued)

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives (foreign currency exchange contracts, and certain options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Additionally, a Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due the restrictions or prohibitions against the right of setoff that may be imposed due to a particular jurisdiction’s bankruptcy or insolvency laws.

The following tables set forth the Fund’s net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of June 30, 2014:

	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)
Counterparty	Options Purchased	Swaps	Forward Currency Contracts	Total	Swaps	Forward Currency Contracts	Options	Total
Bank of America Securities LLC	$—	$32,332	$—	$32,332	$—	$—	$—	$—	$32,332	$—	$32,332
Barclays Bank PLC	232,568	57,435	46,053	336,056	(95,178)	(148,162)	(71,804)	(315,144)	20,912	—	20,912
Citibank NA (London)	4,293	9,940	—	14,233	(10,996)	—	—	(10,996)	3,237	—	3,237
Credit Suisse International (London)	20,619	79,478	92,925	193,022	(13,041)	(203,996)	(3,688)	(220,725)	(27,703)	—	(27,703)
Deutsche Bank AG	128,717	23,881	—	152,598	(17,841)	—	(120,841)	(138,682)	13,916	(13,916)	—
Deutsche Bank AG (Frankfurt)	135,407	30,348	—	165,755	(37,845)	—	(30,734)	(68,579)	97,176	—	97,176

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)
Counterparty	Options Purchased	Swaps	Forward Currency Contracts	Total	Swaps	Forward Currency Contracts	Options	Total
Deutsche Bank AG (London)	161,684	78,680	57,754	298,118	(44,352)	(40,443)	(105,380)	(190,175)	107,943	—	107,943
JPMorgan Chase Bank (London)	113,783	—	30,757	144,540	(4,280)	(29,193)	(95,400)	(128,873)	15,667	—	15,667
JPMorgan Securities, Inc.	86,500	—	—	86,500	—	—	—	—	86,500	—	86,500
Merrill Lynch & Co., Inc.	—	—	1,383,842	1,383,842	—	(286,728)	—	(286,728)	1,097,114	—	1,097,114
Merrill Lynch International Bank Ltd.	1,049	—	—	1,049	—	—	—	—	1,049	—	1,049
Morgan Stanley & Co. International PLC	177,449	380	—	177,829	—	—	(98,609)	(98,609)	79,220	—	79,220
State Street Bank and Trust	—	—	—	—	—	(681)	—	(681)	(681)	—	(681)
Total	$1,062,069	$312,474	$1,611,331	$2,985,874	$(223,533)	$(709,203)	$(526,456)	$(1,459,192)	$1,526,682	$(13,916)	$1,512,766
(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

For the six months ended June 30, 2014, contractual and effective net management fees with GSAM were at the following rates:

Contractual Management Rate
First $2 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Management Rate
2.00%	1.80%	1.71%	1.68%	2.00%

B.  Distribution and Service Plans — The Trust, on behalf of the Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, at the following annual rates calculated on a Fund’s average daily net assets of each respective share class:

	Distribution and Service Plan Rates
	Class A*	Class C	Class R*
Distribution Plan	0.25%	0.75%	0.50%
Service Plan	—	0.25	—

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A front end sales charge and Class C Shares’ CDSC. For the six months ended June 30, 2014, Goldman Sachs advised that it retained $22,207 of Class A Shares and did not retain any portion of Class C Shares.

D.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to a Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.19% of the average daily net assets of Class A, Class C, Class IR and Class R Shares and 0.04% of the average daily net assets of Institutional Shares.

E.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expense” of the Fund (excluding transfer agent fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, shareholder meetings, litigation, indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Fund are 0.114% and the total annual operating expenses (excluding acquired fund fees and expenses, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) of Class A, Class R, Institutional Class, Class IR, Class R are limited to 2.55%, 3.30%, 2.15%, 2.30% and 2.80%, respectively. The Other Expense limitations and the total operating expense limitation agreement will remain in place through at least April 30, 2015, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above. Such Other Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statement of Operations for the six months ended June 30, 2014.

As of June 30, 2014, the amounts owed to affiliates of the Fund were as follows:

Management Fees	Distribution and Service Fees	Transfer Agent Fees	Total
$784,902	$35,632	$33,091	$853,625

F.  Other Transactions with Affiliates — For the six months ended June 30, 2014, Goldman Sachs earned $2,102 in brokerage commissions from portfolio transactions.

As of June 30, 2014, the Goldman Sachs Group (“GSG”), Inc. was the beneficial owner of approximately 100% of Class R Shares of the Fund.

G.  Line of Credit Facility — As of June 30, 2014, the Fund participated in a $1,080,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates (“Other Borrowers”). The Fund was added as a participant in the facility on May 6, 2014. Pursuant to the terms of the facility, the Fund and Other Borrowers could increase the credit amount by an additional $120,000,000, for a total of up to $1,200,000,000. This facility is to be used solely for temporary or emergency purposes, which

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

may include the funding of redemptions. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2014, the Fund did not have any borrowings under the facility.

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2014, were $363,688,981 and $170,092,531, respectively. Included in these amounts are the cost of purchases and proceeds from sales and maturities of U.S. Government and agency obligations in the amount of $11,856,478 and $507,519, respectively.

7. TAX INFORMATION

As of the Fund’s most recent fiscal year end, December 31, 2013, the Fund had timing differences (Qualified Late Year Loss Deferral) of $66,020.

As of June 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$530,885,741
Gross unrealized gain	21,132,783
Gross unrealized loss	(2,513,465)
Net unrealized gain	$18,619,318

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark-to-market gains (losses) on regulated futures contracts and foreign currency contracts, and differences related to the tax treatment of inflation protected securities, swap transactions, and passive foreign investment company investments.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), the Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Redemptions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

8. OTHER RISKS (continued)

intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it were managed directly by the Investment Adviser.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Short Position Risk — The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of the Fund’s assets and presents various risks. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Six Months Ended June 30, 2014 (Unaudited)		For the Period Ended December 31, 2013(a)
	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	9,097,323	$95,573,312	2,574,479	$26,146,713
Reinvestment of distributions	—	—	11,345	115,948
Shares redeemed	(479,865)	(5,027,403)	(166,545)	(1,675,241)
	8,617,458	90,545,909	2,419,279	24,587,420
Class C Shares
Shares sold	1,640,267	17,111,983	137,252	1,398,013
Reinvestment of distributions	—	—	542	5,510
Shares redeemed	(16,869)	(177,175)	(648)	(6,542)
	1,623,398	16,934,808	137,146	1,396,981
Institutional Shares
Shares sold	25,742,345	271,560,079	15,329,295	154,985,312
Reinvestment of distributions	—	—	66,069	676,544
Shares redeemed	(6,623,082)	(70,268,352)	(446,278)	(4,519,402)
	19,119,263	201,291,727	14,949,086	151,142,454
Class IR Shares
Shares sold	830,229	8,778,171	713,636	7,212,162
Reinvestment of distributions	—	—	3,628	37,110
Shares redeemed	(57,174)	(603,632)	(44,454)	(454,139)
	773,055	8,174,539	672,810	6,795,133
Class R Shares
Shares sold	—	—	2,501	25,010
Reinvestment of distributions	—	—	14	147
Shares redeemed	—	—	(1)	(10)
	—	—	2,514	25,147
NET INCREASE	30,133,174	$316,946,983	18,180,835	$183,947,135

(a)	Commenced operations on April 30, 2013.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Fund Expenses — Six Month Period Ended June 30, 2014 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Class IR or Class R Shares of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class C and Class R Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Class IR or Class R Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 through June 30, 2014.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Multi-Manager Alternatives Fund
Share Class	Beginning Account Value 1/1/14	Ending Account Value 6/30/14		Expenses Paid for the 6 months ended 6/30/14*
Class A
Actual	$1,000.00	$1,031.50		$13.20
Hypothetical 5% return	1,000.00	1,011.80	+	13.07
Class C
Actual	1,000.00	1,027.90		16.99
Hypothetical 5% return	1,000.00	1,008.03	+	16.83
Institutional
Actual	1,000.00	1,033.40		11.14
Hypothetical 5% return	1,000.00	1,013.84	+	11.03
Class IR
Actual	1,000.00	1,032.40		11.89
Hypothetical 5% return	1,000.00	1,013.09	+	11.78
Class R
Actual	1,000.00	1,029.70		14.39
Hypothetical 5% return	1,000.00	1,010.61	+	14.26

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2014. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Class IR	Class R
Multi-Manager Alternatives	2.62%	3.38%	2.21%	2.36%	2.86%

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Statement Regarding Basis for Approval of Sub-Advisory Agreement (Unaudited)

The Goldman Sachs Multi-Manager Alternatives Fund (the “Fund”) is an investment portfolio of Goldman Sachs Trust II (the “Trust”) that commenced investment operations on April 30, 2013. The Fund employs a “manager of managers” structure, whereby Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) is responsible for selecting sub-advisers (subject to Board approval), allocating the Fund’s assets among them, and overseeing their day-to-day management of Fund assets. Upon the recommendation of the Investment Adviser, at a meeting held on April 8, 2014 (the “Meeting”) the Trustees, including all of the Trustees present who are not parties to the Fund’s investment management agreement or any sub-advisory agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) approved the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Investment Adviser and Sirios Capital Management, L.P. (the “Sub-Adviser”).

In connection with the Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel. In addition, the Sub-Adviser provided information in response to a request from the Investment Adviser.

Nature, Extent and Quality of the Services Provided Under the Sub-Advisory Agreement and Performance

In evaluating the Sub-Advisory Agreement at the Meeting, the Trustees relied upon materials furnished and presentations made by the Investment Adviser and the Sub-Adviser. In evaluating the nature, extent and quality of services to be provided by the Sub-Adviser, the Trustees considered information on the services provided to the Fund by the Sub-Adviser, including information about the Sub-Adviser’s (a) personnel and compensation structure; (b) track record in managing accounts with investment strategies similar to those to be employed on behalf of the Fund; (c) policies and procedures in place to address potential conflicts of interest; and (d) compliance program. In this regard, they considered assessments provided by the Investment Adviser of the Sub-Adviser, its investment strategies and personnel and its compliance program. The Trustees reviewed performance information for a fund managed by the Sub-Adviser with an investment objective and strategies similar to those to be employed on behalf of the Fund. They noted that, because the Sub-Adviser had not previously provided services to the Fund, there was no performance information to evaluate with respect to the Fund.

Costs of Services to be Provided

The Trustees reviewed the terms of the Sub-Advisory Agreement, including the proposed fee schedule for the Sub-Adviser. They also considered the fees that the Sub-Adviser charges to a fund with an investment objective and strategies similar to those to be employed on behalf of the Fund. They noted that the compensation paid to the Sub-Adviser would be paid by the Investment Adviser, not by the Fund. They also noted that the terms of the Sub-Advisory Agreement were the result of arms’ length negotiations between the Investment Adviser and the Sub-Adviser. The Trustees reviewed the anticipated blended average of all sub-advisory fees to be paid by the Investment Adviser and how it would change upon hiring the Sub-Adviser. They also considered this information in light of the overall management fee to be paid by the Fund.

In connection with their consideration of the Sub-Advisory Agreement at the Meeting, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, the Independent Trustees unanimously concluded that the Sub-Adviser’s management of a sleeve of the Fund would likely benefit the Fund and its shareholders, and that the Sub-Advisory Agreement should be approved.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $992.3 billion in assets under supervision as of June 30, 2014, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman, Sachs & Co. subject to legal, internal and regulatory restrictions.

Money Market1

Financial Square FundsSM

■	Financial Square Tax-Exempt Funds
■	Financial Square Federal Fund
■	Financial Square Government Fund
■	Financial Square Money Market Fund
■	Financial Square Prime Obligations Fund
■	Financial Square Treasury Instruments Fund
■	Financial Square Treasury Obligations Fund

Fixed Income

Short Duration and Government

■	Enhanced Income Fund
■	High Quality Floating Rate Fund
■	Limited Maturity Obligations Fund
■	Short Duration Government Fund
■	Short Duration Income Fund
■	Government Income Fund
■	Inflation Protected Securities Fund

Multi-Sector

■	Core Fixed Income Fund
■	Core Plus Fixed Income Fund
■	Global Income Fund
■	Strategic Income Fund
■	World Bond Fund

Municipal and Tax-Free

■	High Yield Municipal Fund
■	Municipal Income Fund
■	Short Duration Tax-Free Fund

Single Sector

■	Investment Grade Credit Fund
■	U.S. Mortgages Fund
■	High Yield Fund
■	High Yield Floating Rate Fund
■	Emerging Markets Debt Fund
■	Local Emerging Markets Debt Fund
■	Dynamic Emerging Markets Debt Fund

Corporate Credit

■	Long Short Credit Strategies Fund[2]

Fundamental Equity

■	Growth and Income Fund
■	Small Cap Value Fund
■	Small/Mid Cap Value Fund
■	Mid Cap Value Fund
■	Large Cap Value Fund
■	Capital Growth Fund
■	Strategic Growth Fund
■	Focused Growth Fund
■	Small/Mid Cap Growth Fund
■	Flexible Cap Growth Fund
■	Concentrated Growth Fund
■	Technology Tollkeeper Fund
■	Growth Opportunities Fund
■	Rising Dividend Growth Fund
■	U.S. Equity Fund
■	Income Builder Fund

Tax-Advantaged Equity

■	U.S. Tax-Managed Equity Fund[3]
■	International Tax-Managed Equity Fund[3]
■	U.S. Equity Dividend and Premium Fund
■	International Equity Dividend and Premium Fund

Equity Insights

■	Small Cap Equity Insights Fund
■	U.S. Equity Insights Fund
■	Small Cap Growth Insights Fund
■	Large Cap Growth Insights Fund
■	Large Cap Value Insights Fund
■	Small Cap Value Insights Fund
■	International Small Cap Insights Fund
■	International Equity Insights Fund
■	Emerging Markets Equity Insights Fund

Fundamental Equity International

■	Strategic International Equity Fund
■	Focused International Equity Fund[4]
■	International Small Cap Fund
■	Asia Equity Fund
■	Emerging Markets Equity Fund
■	BRIC Fund (Brazil, Russia, India, China)
■	N-11 Equity Fund

Select Satellite5

■	Real Estate Securities Fund
■	International Real Estate Securities Fund
■	Commodity Strategy Fund
■	Dynamic Commodity Strategy Fund
■	Dynamic Allocation Fund
■	Absolute Return Tracker Fund
■	Managed Futures Strategy Fund
■	MLP Energy Infrastructure Fund
■	Multi-Manager Alternatives Fund
■	Multi-Asset Real Return Fund
■	Retirement Portfolio Completion Fund
■	Fixed Income Macro Strategies Fund

Total Portfolio Solutions5

■	Balanced Strategy Portfolio
■	Growth and Income Strategy Portfolio
■	Growth Strategy Portfolio
■	Equity Growth Strategy Portfolio
■	Satellite Strategies Portfolio
■	Enhanced Dividend Global Equity Portfolio
■	Tax Advantaged Global Equity Portfolio

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
[2]	Effective at the close of business on March 21, 2014, the Goldman Sachs Credit Strategies Fund was reorganized with and into the Goldman Sachs Long Short Credit Strategies Fund.
[3]	Effective on April 30, 2014, the Goldman Sachs Structured Tax-Managed Equity and Structured International Tax-Managed Equity Funds were renamed the Goldman Sachs U.S. Tax-Managed Equity and International Tax-Managed Equity Funds, respectively.
[4]	Effective at the close of business on February 28, 2014, the Goldman Sachs Concentrated International Equity Fund was renamed the Goldman Sachs Focused International Equity Fund.
[5]	Individual Funds within the Total Portfolio Solutions and Select Satellite categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Total Portfolio Solutions or Select Satellite category.

Financial Square FundsSM is a registered service mark of Goldman, Sachs & Co.

This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end fund.

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. James A. McNamara Richard P. Strubel	OFFICERS James A. McNamara, President Scott M. McHugh, Principal Financial Officer and Treasurer Caroline Kraus, Secretary

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission (‘‘SEC’’) web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s web site at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Fund holdings and allocations shown are as of June 30, 2014 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

References to indices, benchmarks or other measures of relative market performance over a specified period of time are provided for your information only and do not imply that the portfolio will achieve similar results. The index composition may not reflect the manner in which a portfolio is constructed. While an adviser seeks to design a portfolio which reflects appropriate risk and return features, portfolio characteristics may deviate from those of the benchmark.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2014 Goldman Sachs. All rights reserved. 137193.MF.MED.TMPL/8/2014 / MMALTSAR-14 / 4.5k

ITEM 2.	CODE OF ETHICS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The information required by this Item is only required in connection with an annual report on this Form N-CSR.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust II

By:	/s/ James A. McNamara
James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust II

Date:	September 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara
James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust II

Date:	September 3, 2014

By:	/s/ Scott McHugh
Scott McHugh
Principal Financial Officer
Goldman Sachs Trust II

Date:	September 3, 2014